As filed with the Securities and Exchange Commission on August 18, 2009
Securities Act File No. 333-160378

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING LIFESTYLE CONSERVATIVE PORTFOLIO

ING LIFESTYLE MODERATE PORTFOLIO

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

ING LIFESTYLE GROWTH PORTFOLIO

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

August 24, 2009

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of each of the above-referenced portfolios (each, an “Acquired Portfolio,” and collectively, the “Acquired Portfolios”), which is scheduled for 10:00 a.m., Local time, on September 24, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  At the Special Meeting, shareholders of each Acquired Portfolio will be asked to vote on a proposed reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of that Acquired Portfolio with and into the adjacent portfolio listed in the table below (each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”) (each Acquired Portfolio and Acquiring Portfolio, a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Acquired Portfolios	Acquiring Portfolios

ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio

ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio

ING LifeStyle Growth Portfolio ING LifeStyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio

The Board of the Acquired Portfolios has reviewed and approved, and recommends that shareholders of each Acquired Portfolio approve, the applicable Reorganization.  You should note that each Reorganization is independent and not contingent upon the approval or consummation of any other Reorganization(s).  The accompanying documents describe the proposed transactions and compare the strategies and expenses of each Portfolio for your evaluation.

Shares of the applicable Acquired Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company, as the legal owner of that separate account, and/or Qualified Plan has been asked to approve the Reorganization(s).  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which an Acquired Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of that Acquired Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying notice, the combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and voting instructions card(s) are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If a Reorganization is approved and consummated with respect to an Acquired Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of the adjacent Acquiring Portfolio (as shown in the table above) instead of shares of the Acquired Portfolio.  Such a Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks a high level of total return (consisting of capital appreciation and income) consistent with a certain level of risk, which is described more fully in the enclosed Proxy Statement/Prospectus.

AFTER CAREFUL CONSIDERATION, THE BOARD OF THE ACQUIRED PORTFOLIOS APPROVED THE PROPOSED REORGANIZATION FOR EACH ACQUIRED PORTFOLIO AND RECOMMENDS SHAREHOLDERS OF AN ACQUIRED PORTFOLIO VOTE “FOR” THE APPLICABLE REORGANIZATION.

The enclosed Proxy Statement/Prospectus describes the Reorganizations.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card(s) in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read this Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than September 23, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

ING LIFESTYLE CONSERVATIVE PORTFOLIO

ING LIFESTYLE MODERATE PORTFOLIO

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

ING LIFESTYLE GROWTH PORTFOLIO

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

(Each, an “Acquired Portfolio” and collectively, the “Acquired Portfolios”)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

Scheduled for September 24, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of each Acquired Portfolio is scheduled for 10:00 a.m., Local time, on September 24, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)            To approve an Agreement and Plan of Reorganization by and between that Acquired Portfolio and the adjacent portfolio listed in the table below (each, an “Acquiring Portfolio,” and collectively, the “Acquiring Portfolios”), providing for the reorganization of that Acquired Portfolio with and into the Acquiring Portfolio.

Acquired Portfolios	Acquiring Portfolios

ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio

ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio

ING LifeStyle Growth Portfolio ING LifeStyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio

(2)            To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record of each Acquired Portfolio as of the close of business on July 17, 2009 are entitled to notice of, and to vote at, the Special Meeting of such Acquired Portfolio, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD(S) so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to the applicable Acquired Portfolio(s) or by voting in person at the Special Meeting.

By Order of the Board

Huey P. Falgout, Jr.
Secretary

August 24, 2009

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

August 24, 2009

TABLE OF CONTENTS

INTRODUCTION	1
SUMMARY	3

The Proposed Reorganizations	3
Effects of the Reorganizations on the Portfolios’ Expenses	4
Voting Information	7

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS, AND PORTFOLIO PERFORMANCE	8

An Introduction to the Portfolios	8
An Introduction to the Portfolios’ Asset Allocation Process	8
Comparison of Investment Objectives and Principal Investment Strategies	9
Comparison of Principal Risks of Investing in the Portfolios	18
Portfolio Performance	26

COMPARISON OF FEES AND EXPENSES	32

Management Fees	32
Consultant fees	32
Administration Fees	32
Distribution and Service Fees	33
Expense Limitation Arrangements	33
Expense Tables	34
Portfolio Expenses	35
Portfolio Transitioning	45
Key Differences in the Rights of Each Acquired Portfolio’s Shareholders and the Acquiring Portfolio’s Shareholders	45

INFORMATION ABOUT THE REORGANIZATIONS	46

The Reorganization Agreements	46
Reasons for the Reorganizations	46
Board Considerations	47
Tax Considerations	48
Expenses of the Reorganizations	48
Future Allocation of Premiums	48

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	49

Form of Organization	49
Advisers	49
Distributor	50
Dividends, Distributions and Taxes	50
Capitalization	51

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	57

Solicitation of Proxies	57
Voting Rights	57

i

TABLE OF CONTENTS
(continued)

Other Matters to Come Before the Special Meeting	58
Shareholder Proposals	58

APPENDICES

Appendix A — Form of Agreement and Plan of Reorganization	A-1
Appendix B — Additional Information Regarding the Underlying Funds in Which the Acquiring Portfolios Invest	B-1
Appendix C — Additional Information Regarding the Acquiring Portfolios	C-1
Appendix D — Security Ownership of Certain Beneficial and Record Owners	D-1

ii

PROXY STATEMENT/PROSPECTUS

August 24, 2009

PROXY STATEMENT FOR:

ING LIFESTYLE CONSERVATIVE PORTFOLIO

ING LIFESTYLE MODERATE PORTFOLIO

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

ING LIFESTYLE GROWTH PORTFOLIO

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

(Each, an “Acquired Portfolio” and collectively, the “Acquired Portfolios”)

PROSPECTUS FOR:

ING RETIREMENT CONSERVATIVE PORTFOLIO

ING RETIREMENT MODERATE PORTFOLIO

ING RETIREMENT MODERATE GROWTH PORTFOLIO

ING RETIREMENT GROWTH PORTFOLIO

(Each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”)

(Each Acquired Portfolio and Acquiring Portfolio, a Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of each Acquired Portfolio to be held on September 24, 2009, as adjourned from time to time.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is for shareholders of each Acquired Portfolio to vote on a proposed reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of that Acquired Portfolio with and into the adjacent Acquiring Portfolio listed in the table below (each Acquired Portfolio and Acquiring Portfolio, a “Portfolio” and collectively, the “Portfolios”).  This Proxy Statement/Prospectus is being mailed to shareholders of the Acquired Portfolios on or about August 24, 2009.

Acquired Portfolios	Acquiring Portfolios

ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio

ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio

ING LifeStyle Growth Portfolio ING LifeStyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

On June 25, 2009, the Board of Trustees (the “Board”) of the Acquired Portfolios, on behalf of each Acquired Portfolio, reviewed and approved the agreements and plans of reorganization (each a “Reorganization Agreement” and collectively, the “Reorganization Agreements”) relating to the Reorganizations of the Acquired Portfolios with and into the applicable Acquiring Portfolios.  Because you, as a shareholder of an Acquired Portfolio, are being asked to approve the respective Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of an applicable Acquiring Portfolio, this Proxy Statement also serves as a prospectus for the Acquiring Portfolios.  Each Acquiring Portfolio is an open-end management investment company, which seeks a high level of total return (consisting of capital appreciation and income) consistent with a certain level of risk, as described more fully below.

This Proxy Statement/Prospectus describes five proposed Reorganizations pursuant to which five Acquired Portfolios would be reorganized with and into four Acquiring Portfolios.  You should note that each Reorganization is independent and not contingent upon the approval or consummation of any other Reorganization(s). In the event that the shareholders of any Acquired Portfolio do not approve the respective Reorganization, such Acquired Portfolio will continue to operate as a separate entity, and the Board will determine what further action, if any, to take, in accordance with applicable law.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the applicable Reorganization(s).  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated August 24, 2009, containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of the Acquired Portfolios, each dated May 1, 2009, which are incorporated by reference (File No. 033-23512); and the ADV Class and Class I prospectuses of the Acquiring Portfolios, each dated August 12, 2009.  The Acquired Portfolios’ SAI, dated May 1, 2009, and the Acquiring Portfolios’ SAI, dated August 12, 2009, are also incorporated by reference (File No. 033-23512).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  Each Acquired Portfolio’s annual report for the fiscal year ended December 31, 2008 (File No. 811-05629) is incorporated herein by reference.  The Acquiring Portfolios are expected to commence operations in October 2009 and thus do not yet have any shareholder reports.  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement(s), a form of which is attached hereto as Appendix A.  Also, you should consult the ADV Class and Class I prospectuses, each dated August 12, 2009, for more information about the applicable Acquiring Portfolio(s).

The Proposed Reorganizations

At a meeting held on June 25, 2009, the Board of the Acquired Portfolios approved the Reorganization Agreements.  Subject to shareholder approval, each Reorganization Agreement provides for:

•                  the transfer of all of the assets of the respective Acquired Portfolio to the applicable Acquiring Portfolio in exchange for shares of beneficial interest of that Acquiring Portfolio;

•                  the assumption by that Acquiring Portfolio of all of the liabilities of the Acquired Portfolio as of the Closing Date (as described below);

•                  the distribution of shares of that Acquiring Portfolio to the shareholders of the Acquired Portfolio; and

•                  the complete liquidation of the Acquired Portfolio.

Shares of each Acquiring Portfolio would be distributed to shareholders of the applicable Acquired Portfolio so that each shareholder would receive a number of full and fractional shares of such Acquiring Portfolio equal to the aggregate value of shares of the corresponding Acquired Portfolio held by such shareholder.

As a result of each Reorganization, each owner of ADV Class, Class S and Class S2 shares of an Acquired Portfolio would become a shareholder of ADV Class shares of the applicable Acquiring Portfolio, and each owner of Class I shares of an Acquired Portfolio would become a shareholder of Class I shares of the applicable Acquiring Portfolio.  The Reorganizations are expected to be effective on October 24, 2009, or such other date as the parties may agree (each date, as applicable to each respective Reorganization, the “Closing Date”).  Each Reorganization is independent and not contingent upon the approval or consummation of any other Reorganization(s).

Each shareholder of ADV Class, Class S and Class S2 shares of an Acquired Portfolio will hold, immediately after the Closing Date, shares of ADV Class of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of such Acquired Portfolio held by that shareholder as of the close of business on the Closing Date.  Each shareholder of Class I shares of an Acquired Portfolio will hold, immediately after the Closing Date, shares of Class I of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of such Acquired Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve a Reorganization for the respective Acquired Portfolio that you own, you should note, as applicable, that:

•                  While each Acquired Portfolio seeks growth of capital and a certain level of current income (with the exception of ING LifeStyle Aggressive Growth Portfolio, which seeks only growth of capital), each Acquiring Portfolio seeks a high level of total return (consisting of capital appreciation and income) consistent with a certain level of risk;

•                  Although each Portfolio invests primarily in other mutual funds (the “Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds), unlike the Acquired Portfolios, which have historically invested primarily in actively managed Underlying Funds, the Acquiring Portfolios will invest primarily in Underlying Funds that are passively managed index funds;

•                  While ING LifeStyle Conservative Portfolio commenced operations on October 31, 2007 and each of the other Acquired Portfolios commenced operations on May 3, 2004, all Acquiring Portfolios are expected to be launched on or about October 26, 2009;

•                  ING Investments, LLC (“ING Investments”) serves as the investment adviser to the Acquired Portfolios and Directed Services LLC (“DSL”) (each of ING Investments and DSL, an “Adviser,” and collectively, the “Advisers”) serves as the investment adviser to the Acquiring Portfolios. Both ING Investments and DSL are indirect, wholly owned subsidiaries of ING Groep, N.V.;

•                  The Portfolios are overseen by the same individuals, who are members of the Asset Allocation Committee of the Advisers;

•                  Ibbotson Associates and ING Investment Management Co. (“ING IM”) serve as consultants to assist ING Investments in allocating the Acquired Portfolios’ assets, while only ING IM serves as consultant to assist DSL in allocating the Acquiring Portfolios’ assets;

•                  While the Acquired Portfolios pay a single management fee rate of 0.14%, the Acquiring Portfolios have a bifurcated management fee structure pursuant to which each Acquiring Portfolio pays a management fee of 0.14% of average daily net assets invested in ING-affiliated Underlying Funds and a management fee of 0.24% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments;

•                  As a result of each Reorganization, Class S shareholders of the respective Acquired Portfolio, which currently do not pay any distribution (12b-1) fees, will become shareholders of ADV Class shares of the respective Acquiring Portfolio, which pay a distribution (12b-1) fee of up to 0.25% of average daily net assets (subject to certain contractual fee waivers by the Acquiring Portfolio’s distributor);

•                  The net expense ratios (after fee waivers and expense limits) for each Acquired Portfolio’s shareholders are expected to decrease as a result of each applicable Reorganization.  Each Acquiring Portfolio’s fee waivers and expense limits would be effective through May 1, 2012 and there can be no assurance that these fee waivers and expense limits will continue after that date.  Without fee waivers and expense limits, the expense ratios (including the costs of the Underlying Funds) for Class S shareholders of each Acquired Portfolio would increase as they become Acquiring Portfolio ADV Class shareholders while the expense ratios for shareholders of other classes of the Acquired Portfolio would decrease after each applicable Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares, and related fees;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or the “Distributor”);

•                  Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither the Acquired Portfolio nor its shareholders, nor the corresponding Acquiring Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the respective Reorganization Agreement.

Effects of the Reorganizations on the Portfolios’ Expenses

The gross and net operating expenses before and after each Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each respective Portfolio, are shown in the following tables.  Expenses of the Acquired Portfolios are based upon the operating expenses incurred by each Acquired Portfolio for the fiscal year ended December 31, 2008 and expenses of the Acquiring Portfolios are estimated for the current fiscal year.  Pro forma expenses, which are the estimated expenses of each Acquiring Portfolio after giving effect to the respective Reorganization(s), would be the same as the current expenses of that Acquiring Portfolio.  As described above, the Acquiring Portfolios do not offer Class S and Class S2 shares and thus an Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the applicable Acquiring Portfolio’s ADV Class.

For detailed information about the Portfolios’ expenses, including each Portfolio’s management fees and distribution and shareholder service fees, please see the section titled “Expense Tables” and the tables titled “Annual Portfolio Operating Expenses” on pages 33-41.

The Reorganization of ING LifeStyle Conservative Portfolio into ING Retirement Conservative Portfolio

	ING LifeStyle Conservative Portfolio			ING Retirement Conservative Portfolio

	ADV Class:			ADV Class:
Gross Expenses		1.83	%(1)		1.29%
Net Expenses		1.37%			0.94%
	Class I:			Class I:
Gross Expenses		1.08	%(1)		0.79%
Net Expenses		0.77%			0.69%
	Class S:(2)			ADV Class:
Gross Expenses		1.33	%(1)		1.29%
Net Expenses		1.02%			0.94%
	Class S2:(2)			ADV Class:
Gross Expenses		1.58	%(1)		1.29%
Net Expenses		1.17%			0.94%

(1)       Includes 0.24% of non-recurring offering expense for the fiscal year ended December 31, 2008.

(2)       ING LifeStyle Conservative Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Conservative Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio

	ING LifeStyle Moderate Portfolio		ING Retirement Moderate Portfolio

	ADV Class:		ADV Class:
Gross Expenses		1.54%		1.20%
Net Expenses		1.39%		0.94%
	Class I:		Class I:
Gross Expenses		0.79%		0.70%
Net Expenses		0.79%		0.60%
	Class S:(1)		ADV Class:
Gross Expenses		1.04%		1.20%
Net Expenses		1.04%		0.94%
	Class S2:(1)		ADV Class:
Gross Expenses		1.29%		1.20%
Net Expenses		1.19%		0.94%

(1)       ING LifeStyle Moderate Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Moderate Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio

	ING LifeStyle Moderate Growth Portfolio		ING Retirement Moderate Growth Portfolio

	ADV Class:		ADV Class:
Gross Expenses		1.59%		1.17%
Net Expenses		1.44%		0.96%
	Class I:		Class I:
Gross Expenses		0.84%		0.67%
Net Expenses		0.84%		0.57%
	Class S:(1)		ADV Class:
Gross Expenses		1.09%		1.17%
Net Expenses		1.09%		0.96%
	Class S2:(1)		ADV Class:
Gross Expenses		1.34%		1.17%
Net Expenses		1.24%		0.96%

(1)       ING LifeStyle Moderate Growth Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Moderate Growth Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Growth Portfolio into ING Retirement Growth Portfolio and the Reorganization of ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio

	ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio		ING Retirement Growth Portfolio

	ADV Class:		ADV Class:		ADV Class:
Gross Expenses		1.63%		1.66%		1.17%
Net Expenses		1.48%		1.51%		0.99%
	Class I:		Class I:		Class I:
Gross Expenses		0.88%		0.91%		0.67%
Net Expenses		0.88%		0.91%		0.57%
	Class S:(1)		Class S:(1)		ADV Class:
Gross Expenses		1.13%		1.16%		1.17%
Net Expenses		1.13%		1.16%		0.99%
	Class S2:(1)		Class S2:(1)		ADV Class:
Gross Expenses		1.38%		1.41%		1.17%
Net Expenses		1.28%		1.31%		0.99%

(1)       Class S and Class S2 of ING LifeStyle Aggressive Portfolio and ING LifeStyle Growth Portfolio are proposed to be merged into ING Retirement Growth Portfolio’s ADV Class.

Voting Information

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Acquired Portfolios.  The Qualified Plans and Participating Insurance Companies will vote an Acquired Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.  Each Acquired Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as that Portfolio’s shareholders in determining whether a quorum at any shareholder meeting of that Portfolio is present.

Approval of each Reorganization Agreement for each Acquired Portfolio requires the affirmative vote of the lesser of (i) 67% or more of the voting securities of that Acquired Portfolio present or represented at the meeting, provided that more than 50% of the outstanding voting securities of such Acquired Portfolio are present in person or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of that Acquired Portfolio.  The holders of 30% of the outstanding shares of an Acquired Portfolio present in person or by proxy shall constitute a quorum at any meeting of the shareholders of such Acquired Portfolio. A majority of the shareholders of an Acquired Portfolio present in person or proxy may adjourn the meeting of such Acquired Portfolio (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF THE ACQUIRED PORTFOLIOS APPROVED THE PROPOSED REORGANIZATION FOR EACH ACQUIRED PORTFOLIO AND RECOMMENDS THAT SHAREHOLDERS OF AN ACQUIRED PORTFOLIO VOTE “FOR” THE APPLICABLE REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS, AND PORTFOLIO PERFORMANCE

An Introduction to the Portfolios

Each Portfolio invests primarily in other mutual funds (previously defined as the “Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds).  As more fully described below, unlike the Acquired Portfolios, which have historically invested primarily in actively managed Underlying Funds, the Acquiring Portfolios will invest primarily in Underlying Funds that are passively managed index funds.

The Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds.  Depending on the Portfolio you chose, your investment is subject to varying degrees of potential investment risks and rewards.  The following chart illustrates the investment horizons and risk levels relatively among the Acquired Portfolios and among the Acquiring Portfolios.

ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio

Shorter Investment Horizon				Longer Investment Horizon

Lower Risk				Higher Risk

ING Retirement Conservative Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio	ING Retirement Growth Portfolio

An Introduction to the Portfolios’ Asset Allocation Process

The Portfolios generally invest in a combination of Underlying Funds managed by ING Investments and DSL (previously defined as the “Advisers”), each of which is an indirect subsidiary of ING Groep, N.V. (“ING Groep”) (NYSE: “ING”).  Each Adviser, as investment adviser to a Portfolio, uses an asset allocation process to determine that Portfolio’s investment mix.  This asset allocation process can be described in two stages:

1.                  In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the Portfolios is called the Asset Allocation Model.

2.                  In the second stage, the Acquired Portfolios’ asset allocation process is different from that of the Acquiring Portfolios:

•                  With respect to the Acquired Portfolios, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated.

•                  With respect to the Acquiring Portfolios, the historical returns or hypothetical returns of an Underlying Fund are examined to estimate which asset classes the Underlying Fund represents and how the Underlying Fund would fit the Asset Allocation Model.  Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model.  For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and the target level of risk is estimated.

Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Acquired Portfolio or Acquiring Portfolio does not seem inconsistent with the combination in any other Acquired Portfolio or Acquiring Portfolio, respectively. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations (“Target Allocations”).

Each Portfolio may be rebalanced periodically to return to its Target Allocation and inflows and outflows may be managed to attain the Target Allocation.  These allocations, however, are targets and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. Periodically, each Portfolio’s Target Allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

For further information about the Asset Allocation Process as it applies to the Acquiring Portfolios and the Underlying Funds in which the Acquiring Portfolios invest, see Appendix B: “Additional Information Regarding the Underlying Funds in Which the Acquiring Portfolios Invest.”

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objectives, principal investment strategies, investment profile and management differences of the Portfolios in each respective Reorganization.

The Reorganization of ING LifeStyle Conservative Portfolio into ING Retirement Conservative Portfolio

	ING LifeStyle Conservative Portfolio (Acquired Portfolio)	ING Retirement Conservative Portfolio (Acquiring Portfolio)

Investment Objective	To seek growth of capital and current income. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

To seek a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Acquiring Portfolios. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the stated percentages.

•                Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities, domestic real estate stocks, including real estate investment trusts; and commodities/ alternatives securities.

•                Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long- and short-term bonds; high-yield bonds, emerging markets bonds and treasury inflation protected securities.

•                In the future the Portfolio may also allocate to passively managed funds such

•                Under normal circumstances, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 30% of the Portfolio’s assets in equity securities and 70% of the Portfolio’s assets in fixed income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 15% to 45% of its assets in equity securities and from 55% to 85% of its assets in fixed income securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include small-, mid- and large-capitalization stocks and domestic and foreign securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to fixed income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or

	ING LifeStyle Conservative Portfolio (Acquired Portfolio)	ING Retirement Conservative Portfolio (Acquiring Portfolio)

as index funds.

•                The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

•                The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described above.

•                ING Investments may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

•                Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds.

•                The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange traded funds (“ETFs”), and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

•                In seeking the Portfolio’s investment objective, DSL uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of Underlying Funds; (v) the correlation and covariance among the Underlying Funds and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, separate accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

•                DSL may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	Your focus is on keeping pace with inflation. Income and capital appreciation desired.

Investment Adviser	ING Investments	DSL (an affiliate of ING Investments)

	ING LifeStyle Conservative Portfolio (Acquired Portfolio)	ING Retirement Conservative Portfolio (Acquiring Portfolio)

Asset Allocation Committee Members	Williams A. Evans, Heather Hackett and Paul Zemsky	Williams A. Evans, Heather Hackett and Paul Zemsky

Consultant(s)	Ibbotson and ING IM	ING IM

As you can see from the chart above, there are some differences in the investment strategies of ING LifeStyle Conservative Portfolio and ING Retirement Conservative Portfolio.  The former’s investment objective is to seek growth of capital and current income while the latter’s investment objective is to seek a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Acquiring Portfolios.  While both Portfolios invest in a combination of Underlying Funds according to a similar target allocation of 30% equity securities and 70% fixed income securities, unlike ING LifeStyle Conservative Portfolio, which has historically invested primarily in actively managed Underlying Funds, ING Retirement Conservative Portfolio’s principal investment strategy is to invest primarily in Underlying Funds that are passively managed index funds.  In addition, unlike ING LifeStyle Conservative Portfolio, ING Retirement Conservative Portfolio’s principal investment strategies include investing in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash.

The Reorganization of ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio

	ING LifeStyle Moderate Portfolio (Acquired Portfolio)	ING Retirement Moderate Portfolio (Acquiring Portfolio)

Investment Objective	To seek growth of capital and current income. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

To seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Conservative Portfolio but less than that of ING Retirement Moderate Growth Portfolio. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the stated percentages.

•                Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities, domestic real estate stocks, including real estate investment trusts; and commodities/ alternatives securities.

•                Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long- and short-term bonds; high-yield bonds, emerging markets bonds and treasury inflation protected securities.

•                Under normal circumstances, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 50% of the Portfolio’s assets in equity securities and 50% of the Portfolio’s assets in fixed income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 35% to 65% of its assets in equity securities and from 35% to 65% of its assets in fixed income securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include small-, mid- and large-capitalization stocks and domestic and foreign securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to fixed income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-

	ING LifeStyle Moderate Portfolio (Acquired Portfolio)	ING Retirement Moderate Portfolio (Acquiring Portfolio)

•                The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

•                The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described above.

•                ING Investments may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

•                Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds.

•                The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

•                In seeking the Portfolio’s investment objective, DSL uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of Underlying Funds; (v) the correlation and covariance among the Underlying Funds and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, separate accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

•                DSL may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	Your focus is on keeping pace with inflation. Income and capital appreciation desired.

Investment Adviser	ING Investments	DSL (an affiliate of ING Investments)

Asset Allocation Committee Members	Williams A. Evans, Heather Hackett and Paul Zemsky	Williams A. Evans, Heather Hackett and Paul Zemsky

	ING LifeStyle Moderate Portfolio (Acquired Portfolio)	ING Retirement Moderate Portfolio (Acquiring Portfolio)

Consultant(s)	Ibbotson and ING IM	ING IM

As you can see from the chart above, there are some differences in the investment strategies of ING LifeStyle Moderate Portfolio and ING Retirement Moderate Portfolio.  The former’s investment objective is to seek growth of capital and current income while the latter’s investment objective is to seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Conservative Portfolio but less than that of ING Retirement Moderate Growth Portfolio.  While both Portfolios invest in a combination of Underlying Funds according to a similar target allocation of 50% equity securities and 50% fixed income securities, unlike ING LifeStyle Moderate Portfolio, which has historically invested primarily in actively managed Underlying Funds, ING Retirement Moderate Portfolio’s principal investment strategy is to invest primarily in Underlying Funds that are passively managed index funds.  In addition, unlike ING LifeStyle Moderate Portfolio, ING Retirement Moderate Portfolio’s principal investment strategies include investing in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash.

The Reorganization of ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio

	ING LifeStyle Moderate Growth Portfolio (Acquired Portfolio)	ING Retirement Moderate Growth Portfolio (Acquiring Portfolio)

Investment Objective	To seek growth of capital and a low to moderate level of current income. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

To seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Portfolio but less than that of ING Retirement Growth Portfolio. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities and cash. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the stated percentages.

•                Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities, domestic real estate stocks, including real estate investment trusts; and commodities/ alternatives securities.

•                Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long- and short-term bonds; high-yield bonds, emerging markets bonds and treasury inflation protected securities.

•                The Portfolio may also allocate in the

•                Under normal circumstances, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 65% of the Portfolio’s assets in equity securities and 35% of the Portfolio’s assets in fixed income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 50% to 80% of its assets in equity securities and from 20% to 50% of its assets in fixed income securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include small-, mid- and large-capitalization stocks and domestic and foreign securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to fixed income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed

	ING LifeStyle Moderate Growth Portfolio (Acquired Portfolio)	ING Retirement Moderate Growth Portfolio (Acquiring Portfolio)

future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

•                The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described above.

•                ING Investments may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

bonds issued both by governments and corporations.

•                Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds.

•                The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

•                In seeking the Portfolio’s investment objective, DSL uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of Underlying Funds; (v) the correlation and covariance among the Underlying Funds and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, separate accounts of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

•                DSL may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

Investment Profile	You want the opportunity for long-term moderate growth.	You want the opportunity for long-term moderate growth.

Investment Adviser	ING Investments	DSL (an affiliate of ING Investments)

Asset Allocation Committee Members	Williams A. Evans, Heather Hackett and Paul Zemsky	Williams A. Evans, Heather Hackett and Paul Zemsky

	ING LifeStyle Moderate Growth Portfolio (Acquired Portfolio)	ING Retirement Moderate Growth Portfolio (Acquiring Portfolio)

Consultant(s)	Ibbotson and ING IM	ING IM

As you can see from the chart above, there are some differences in the investment strategies of ING LifeStyle Moderate Growth Portfolio and ING Retirement Moderate Growth Portfolio.  The former’s investment objective is to seek growth of capital and a low to moderate level of current income while the latter’s investment objective is to seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Portfolio but less than that of ING Retirement Growth Portfolio.  While both Portfolios invest in a combination of Underlying Funds according to a similar target allocation of 65% equity securities and 35% fixed income securities, unlike ING LifeStyle Moderate Growth Portfolio, which has historically invested primarily in actively managed Underlying Funds, ING Retirement Moderate Growth Portfolio’s principal investment strategy is to invest primarily in Underlying Funds that are passively managed index funds.  In addition, unlike ING LifeStyle Moderate Growth Portfolio, ING Retirement Moderate Growth Portfolio’s principal investment strategies include investing in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash.

The Reorganization of ING LifeStyle Growth Portfolio into ING Retirement Growth Portfolio and the Reorganization of ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio

	ING LifeStyle Aggressive Growth Portfolio (Acquired Portfolio)	ING LifeStyle Growth Portfolio (Acquired Portfolio)	ING Retirement Growth Portfolio (Acquiring Portfolio)

Investment Objective	To seek growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.	To seek growth of capital and some current income. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

To seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Growth Portfolio. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the stated percentages.

•                Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market

•                The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 75% in equity securities and 25% in fixed-income securities. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the stated percentages.

•                Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities, domestic real

•                Under normal circumstances, the Portfolio invests in a combination of Underlying Funds according to a formula that over time is intended to reflect an allocation of approximately 75% of the Portfolio’s assets in equity securities and 25% of the Portfolio’s assets in fixed income securities. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 60% to 90% of its assets in equity securities and from 10% to 40% of its assets in fixed income securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include small-, mid- and large-

ING LifeStyle Aggressive Growth Portfolio (Acquired Portfolio)	ING LifeStyle Growth Portfolio (Acquired Portfolio)	ING Retirement Growth Portfolio (Acquiring Portfolio)

securities, domestic real estate stocks, including real estate investment trusts; and commodities/ alternatives securities.

•                Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long- and short-term bonds; high-yield bonds, emerging markets bonds and treasury inflation protected securities.

•                In the future the Portfolio may also allocate to passively managed funds such as index funds.

•                The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

•                The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described above.

•                ING Investments may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary estate stocks, including real estate investment trusts; and commodities/ alternatives securities.

•                Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long- and short-term bonds; high-yield bonds, emerging markets bonds and treasury inflation protected securities.

•                The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

•                The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described above.

•                ING Investments may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

capitalization stocks and domestic and foreign securities.

•                Underlying Funds in which the Portfolio may invest for its exposure to fixed income securities hold debt securities of varying maturities which may include corporate debt securities of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations.

•                Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds.

•                The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

•                In seeking the Portfolio’s investment objective, DSL uses a proprietary investment model to determine the Portfolio’s asset allocation between equity securities and fixed income securities. The investment model generally seeks to manage risk and reduce the volatility of the Portfolio’s returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance and volatility of Underlying Funds; (v) the correlation and covariance among the Underlying Funds and (vi) consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio’s shares are offered to, among others, separate accounts

	ING LifeStyle Aggressive Growth Portfolio (Acquired Portfolio)	ING LifeStyle Growth Portfolio (Acquired Portfolio)	ING Retirement Growth Portfolio (Acquiring Portfolio)

to pursue stated investment objectives.

of ING insurance company subsidiaries as an investment option under variable annuity contracts which contain certain guarantees. As a result, the investment model may take into account the ING affiliated insurance companies’ considerations related to their reduction of investment risk and their ability to hedge their risk in issuing guarantees on variable annuity contracts.

•                DSL may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

Investment Profile	You are an aggressive investor and are willing to accept above average risk.	You seek an investment geared for growth and can tolerate short-term market swings.	You seek an investment geared for growth and can tolerate short-term market swings.

Investment Adviser	ING Investments	ING Investments	DSL (an affiliate of ING Investments)

Asset Allocation Committee Members	Williams A. Evans, Heather Hackett and Paul Zemsky	Williams A. Evans, Heather Hackett and Paul Zemsky	Williams A. Evans, Heather Hackett and Paul Zemsky

Consultant(s)	Ibbotson and ING IM	Ibbotson and ING IM	ING IM

As you can see from the chart above, there are some differences in the investment strategies of ING LifeStyle Growth Portfolio and ING Retirement Growth Portfolio.  The former’s investment objective is to seek growth of capital and some current income while the latter’s investment objective is to seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Growth Portfolio.  While both Portfolios invest in a combination of Underlying Funds according to a similar target allocation of 75% equity securities and 25% fixed income securities, unlike ING LifeStyle Growth Portfolio, which has historically invested primarily in actively managed Underlying Funds, ING Retirement Growth Portfolio’s principal investment strategy is to invest primarily in Underlying Funds that are passively managed index funds.  In addition, unlike ING LifeStyle Growth Portfolio, ING Retirement Growth Portfolio’s principal investment strategies include investing in derivatives, including futures and swaps, other investment companies, including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash.

A comparison between ING LifeStyle Aggressive Growth Portfolio and ING Retirement Growth Portfolio also reveals some differences.  The former’s investment objective is to seek growth of capital while the latter’s investment objective is to seek a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of ING Retirement Moderate Growth Portfolio.  While both Portfolios invest in a combination of Underlying Funds, ING LifeStyle Aggressive Growth Portfolio has a target allocation of 100% equity securities compared to ING Retirement Growth Portfolio’s target allocation of 75% equity securities and 25% of fixed income securities.  Furthermore, while ING LifeStyle Aggressive Growth Portfolio has historically invested primarily in actively managed Underlying Funds, ING Retirement Growth Portfolio’s principal investment strategy is to invest primarily in passively managed Underlying Funds.  In addition, unlike ING LifeStyle Aggressive Growth Portfolio, ING Retirement Growth Portfolio’s principal investment strategies include investing in derivatives, including futures and swaps, other investment companies including ETFs, and other securities to make tactical asset allocations, manage risk and assist in managing cash.

Comparison of Principal Risks of Investing in the Portfolios

Each Acquired Portfolio and the respective Acquiring Portfolio have some similar investment strategies and therefore are subject to some of the same risks.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of the Underlying Funds in which a Portfolio invests, investment strategies, portfolio management, and other factors affect the volatility of the Portfolio’s shares.  You may lose money on your investment in any Portfolio.

The following describes the Portfolios’ principal risks, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.

Both Acquired Portfolios and Acquiring Portfolios are subject to the following risks:

Asset Allocation is No Guarantee Against Loss.  Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios or the asset classes may all decline at the same time, which can diminish the diversifying effect of the asset allocation strategy. Furthermore, the allocation of a Portfolio’s assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in losses that could be severe. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.  There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary.  The performance of the Portfolios depends upon the performances of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions.  A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio’s investment adviser or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper.  While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective.  A Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value.

Conflicts of Interest.  In making decisions on the allocation of the assets of a Portfolio among the Underlying Funds, an Adviser is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds.  These conflicts could arise because the Adviser or its affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the Underlying Funds than others. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by an ING company.  Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser, the Adviser may tend to prefer affiliated sub-advisers for other reasons such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to ING.  Further, the Adviser may believe that redemption from an Underlying Fund will be harmful to that Underlying Fund, the Adviser or an affiliate.  Therefore, the Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate or the interests of an Underlying Fund rather than a Portfolio.

The Advisers have informed the Board that their investment process may be influenced by an affiliated insurance company that issues financial products in which the Portfolios are offered as investment options.  In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits.  An Adviser’s investment decisions for the Portfolios, including its allocation decisions with respect to the Portfolios’ Underlying Funds, may benefit the affiliated insurance company issuing such benefits.  For example, selecting and allocating assets to Underlying Funds which invest primarily in fixed-income securities or in a more conservative or less volatile investment style may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques.  Each Adviser has developed an investment process using an allocation committee which seeks to ensure that the Portfolios it advises are managed in the best interest its shareholders.  Nonetheless, investors bear the risk that an Adviser’s allocation decisions may be affected by its conflicts of interest.

Each Adviser has adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. However, there is no assurance that these policies and procedures will be effective in managing these conflicts of interest.

In addition to the risks described above, the following compares and summarizes certain risks that affect each Acquired Portfolio and/or its Acquiring Portfolio (many of these risks are associated with the types of securities held by or strategies used by the Underlying Funds in which a Portfolio invests):

The Reorganization of ING LifeStyle Conservative Portfolio into ING Retirement Conservative Portfolio

Principal Risks	ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio
Credit	X	X
Debt Securities	X	X
Derivatives		X
Emerging Markets	X
Equity Securities	X	X
Foreign Investment	X	X
Growth Investing	X
High-Yield, Lower-Grade Debt Securities	X
Index Strategy	X	X
Inflation-Index Bonds	X	X
Investment Model	X	X
Interest Rate	X	X
Market and Company	X	X
Market Capitalization	X	X
Mid-Capitalization Company	X	X
Other Investment Companies	X	X
Price Volatility	X	X
Real Estate Investment Trusts Risk	X
Small-Capitalization Company	X	X
U.S. Government Securities and Obligations	X	X
Value Investing	X

The Reorganization of ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio

Principal Risks	ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio
Credit	X	X

Principal Risks	ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio
Debt Securities	X	X
Derivatives		X
Emerging Markets	X
Equity Securities	X	X
Foreign Investment	X	X
High-Yield, Lower-Grade Debt Securities	X
Index Strategy	X	X
Inflation-Index Bonds	X	X
Investment Model	X	X
Interest Rate	X
Market and Company	X	X
Market Capitalization	X	X
Mid-Capitalization Company	X	X
Other Investment Companies	X	X
Price Volatility	X	X
Real Estate Investment Trusts Risk	X
Small-Capitalization Company	X	X
U.S. Government Securities and Obligations	X	X

The Reorganization of ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio

Principal Risks	ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio
Credit	X	X
Debt Securities	X	X
Derivatives		X
Emerging Markets	X
Equity Securities	X	X
Financial Services Sector		X
Foreign Investment	X	X
High-Yield, Lower-Grade Debt Securities	X
Index Strategy	X	X
Inflation-Index Bonds		X
Investment Model	X	X
Interest Rate	X
Market and Company	X	X
Market Capitalization	X	X
Mid-Capitalization Company	X	X
Other Investment Companies	X	X
Price Volatility	X	X
Real Estate Investment Trusts Risk	X
Small-Capitalization Company	X	X
U.S. Government Securities and Obligations	X	X

The Reorganization of ING LifeStyle Growth Portfolio into ING Retirement Growth Portfolio and the Reorganization of ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio

Principal Risks	ING LifeStyle Aggressive Growth Portfolio	ING LifeStyle Growth Portfolio	ING Retirement Growth Portfolio
Credit		X	X
Debt Securities		X	X
Derivatives			X
Emerging Markets	X	X
Equity Securities	X		X
Financial Services			X
Foreign Investment	X	X	X
Index Strategy	X	X	X
Inflation-Index Bonds			X
Investment Model	X	X	X
Interest Rate		X	X
Market and Company	X	X	X
Market Capitalization	X	X	X
Mid-Capitalization Company	X	X	X
Other Investment Companies	X	X	X
Price Volatility	X	X	X
Real Estate Investment Trusts Risk	X	X
Small-Capitalization Company	X	X	X
U.S. Government Securities and Obligations		X	X

Credit Risk.  An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk.  Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Debt Securities Risk.  The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk.  Certain Underlying Funds and the Acquiring Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Funds and Acquiring Portfolios from adverse movements in the securities’ prices and interest rates or as an investment strategy to help attain the Underlying Funds’ and Acquiring Portfolios’ investment objectives, respectively.  An Underlying Fund or an Acquiring Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency.  An Underlying Fund’s or an Acquiring Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index.  Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund or an Acquiring Portfolio and may reduce returns for the Underlying Fund or the Acquiring Portfolio. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk.  An Underlying Fund may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Financial Services Sector Risk.  Certain of the Underlying Funds include companies in the financial sector which are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financial services sector is exposed to risks that may impact the value of investments in the financial services sector more severely than investments outside this sector, including operating with substantial financial leverage. The financial services sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, and other markets, including international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to decline in value.

Foreign Investment Risk.  An Underlying Fund may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) it is subject to risks of foreign investments, and it may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower-Grade Debt Securities Risk.  An Underlying Fund may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as “junk bonds”) generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher-quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment-grade and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Index Strategy Risk.  Most of the Underlying Funds and ETFs use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.  The correlation between an Underlying Fund and ETF and the index performance may be affected by the Underlying Fund’s or ETF’s expenses, and the timing of purchases and redemptions of the Underlying Fund’s or ETF’s shares. The securities in an Underlying Fund’s or EFT’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

Inflation-Index Bonds Risk.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Investment Models Risk.  The proprietary models used by an Acquiring Portfolio’s investment adviser or an Underlying Fund’s sub-adviser to evaluate securities or securities markets are based on the investment adviser’s or the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment.  The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.  To the extent the proprietary investment model by which an Acquiring Portfolios is managed seeks to manage risk and reduce the volatility of the Acquiring Portfolio’s returns by considering factors, including the risk to ING affiliated insurance companies in issuing guarantees on variable annuity contracts and the risk tolerance of the owners of the variable annuity contracts, you may not participate fully in upward market movements due to their considerations.

Interest Rate Risk.  The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk.  Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Risk.  Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies Risk.  Each Portfolio and certain Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.  These may include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Some Underlying Funds are designed to track an index of securities. However, these Underlying Funds may not track the corresponding index and may suffer losses as a result. To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). An Underlying Fund’s purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund’s investment into the ING Money Market Fund.

Price Volatility Risk.  The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts Risk.  Investment in real estate investment trusts (“REITs”) exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Small-Capitalization Company Risk.  Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk.  An Underlying Fund may invest in “value” stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company’s value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund’s relative performance may suffer.

Portfolio Performance

Set forth below is the performance information for each Portfolio.  While each Acquired Portfolio has had at least one complete calendar year of performance, each Acquiring Portfolio had not commenced operations as of the date of this Proxy Statement/Prospectus.  For the bar charts and tables below, the performance of ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Growth Portfolio are also considered to be the past performance of ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio, respectively.  Please note that the investment objectives and policies of these Acquiring Portfolios are different from those of the respective Acquired Portfolios in certain respects.  These bar charts and tables provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Acquired Portfolio from year to year and comparing each Acquired Portfolio’s performance to those of the broad measure(s) of market performance and composite index or indices for the same period, as applicable.  The value of your shares in a Portfolio will fluctuate depending on the Portfolio’s investment performance.

The bar charts show the performance of each Acquired Portfolio’s Class S shares for each year since inception.  Shares of each class of each Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

ING LifeStyle Conservative Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 2nd quarter 2008: (0.93)%; Worst: 4th quarter 2008: (9.72)%.

ING LifeStyle Moderate Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 4th quarter 2006: 4.86%; Worst: 4th quarter 2008: (14.15)%.

ING LifeStyle Moderate Growth Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 4th quarter 2006: 5.79%;Worst: 4th quarter 2008: (17.17)%.

ING LifeStyle Growth Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 4th quarter 2006: 7.00%; Worst: 4th quarter 2008: (21.39)%.

LifeStyle Aggressive Growth Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 4th Quarter 2006: 8.30%; Worst: 4th Quarter 2008: (24.18)%.

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years (or Life of Class)		10 Years
ING LifeStyle Conservative Portfolio
ADV Class	(19.66)%	(17.63	)(1)	N/A
Russell 3000® Index(2)	(37.31)%	(35.91	)%(3)	N/A
BCAB Index(4)	5.24%	6.34	%(3)	N/A
30% Russell 3000® Index/70% BCAB Index	(9.27)%	(8.06	)%(3)	N/A
Class I	(19.33)%	(17.28	)%(1)	N/A
Russell 3000® Index(2)	(37.31)%	(35.91	)%(3)	N/A
BCAB Index(4)	5.24%	6.34	%(3)	N/A
30% Russell 3000® Index/70% BCAB Index	(9.27)%	(8.06	)%(3)	N/A
Class S	(19.45)%	(17.45	)%(1)	N/A
Russell 3000® Index(2)	(37.31)%	(35.91	)%(3)	N/A
BCAB Index(4)	5.24%	6.34	%(3)	N/A
30% Russell 3000® Index/70% BCAB Index	(9.27)%	(8.06	)%(3)	N/A
Class S2	(19.76)%	(17.72	)%(1)	N/A
Russell 3000® Index(2)	(37.31)%	(35.91	)%(3)	N/A
BCAB Index(4)	5.24%	6.34	%(3)	N/A
30% Russell 3000® Index/70% BCAB Index	(9.27)%	(8.06	)%(3)	N/A

	1 Year	5 Years (or Life of Class)		10 Years
ING LifeStyle Moderate Portfolio
ADV Class	(26.31)%	(7.27	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
50% Russell 3000® Index/40% BCAB Index/10% Citigroup 3-Month T-Bill Index (7)	(18.34)%	(2.92	)%(6)	N/A
Class I	(25.83)%	(6.70	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
50% Russell 3000® Index/40% BCAB Index/10% Citigroup 3-Month T-Bill Index (7)	(18.34)%	(2.92	)%(6)	N/A
Class S	(26.05)%	(0.17	)%(8)	N/A
Russell 3000® Index(2)	(37.31)%	(2.12	)%(9)	N/A
BCAB Index(4)	5.24%	4.99	%(9)	N/A
50% Russell 3000® Index/40% BCAB Index/10% Citigroup 3-Month T-Bill Index (7)	(18.34)%	1.48	%(9)	N/A
Class S2	(26.12)%	(7.52	)%(10)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
50% Russell 3000® Index/40% BCAB Index/10% Citigroup 3-Month T-Bill Index (7)	(18.34)%	(2.92	)%(6)	N/A

	1 Year	5 Years (or Life of Class)		10 Years
ING LifeStyle Moderate Growth Portfolio
ADV Class	(31.89)%	(9.92	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
60% Russell 3000® Index/40% BCAB Index	(22.24)%	(4.49	)%(6)	N/A
65% Russell 3000® Index/35% BCAB Index	(24.25)%	(5.40	)%(6)	N/A
Class I	(31.47)%	(9.33	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
60% Russell 3000® Index/40% BCAB Index	(22.24)%	(4.49	)%(6)	N/A
65% Russell 3000® Index/35% BCAB Index	(24.25)%	(5.40	)%(6)	N/A
Class S	(31.64)%	(1.13	)%(8)	N/A
Russell 3000® Index(2)	(37.31)%	(2.12	)%(9)	N/A
BCAB Index(4)	5.24%	4.99	%(9)	N/A
60% Russell 3000® Index/40% BCAB Index	(22.24)%	0.93	%(9)	N/A
65% Russell 3000® Index/35% BCAB Index	(24.25)%	0.56	%(9)	N/A
Class S2	(31.76)%	(9.82	)%(11)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
60% Russell 3000® Index/40% BCAB Index	(22.24)%	(4.49	)%(6)	N/A
65% Russell 3000® Index/35% BCAB Index	(24.25)%	(5.40	)%(6)	N/A

	1 Year	5 Years (or Life of Class)		10 Years
ING LifeStyle Growth Portfolio
ADV Class	(36.89)%	(12.71	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
80% Russell 3000® Index/20% BCAB Index	(30.07)%	(8.13	)%(6)	N/A
75% Russell 3000® Index/25% BCAB Index	(28.17)%	(7.22	)%(6)	N/A
Class I	(36.55)%	(12.16	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
80% Russell 3000® Index/20% BCAB Index	(30.07)%	(8.13	)%(6)	N/A
75% Russell 3000® Index/25% BCAB Index	(28.17)%	(7.22	)%(6)	N/A
Class S	(36.68)%	(2.09	)%(8)	N/A
Russell 3000® Index(2)	(37.31)%	(2.12	)%(9)	N/A
BCAB Index(4)	5.24%	4.99	%(9)	N/A
80% Russell 3000® Index/20% BCAB Index	(30.07)%	(0.56	)%(9)	N/A
75% Russell 3000® Index/25% BCAB Index	(28.17)%	(0.18	)%(9)	N/A
Class S2	(36.75)%	(12.58	)%(12)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
BCAB Index(4)	5.24%	6.55	%(6)	N/A
80% Russell 3000® Index/20% BCAB Index	(30.07)%	(8.13	)%(6)	N/A
75% Russell 3000® Index/25% BCAB Index	(28.17)%	(7.22	)%(6)	N/A

	1 Year	5 Years (or Life of Class)		10 Years
ING LifeStyle Aggressive Portfolio
ADV Class	(42.06)%	(15.44	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
Class I	(41.68)%	(14.84	)%(5)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A
Class S	(41.79)%	(3.07	)%(8)	N/A
Russell 3000® Index(2)	(37.31)%	(2.12	)%(9)	N/A
Class S2	(41.86)%	(15.45	)%(13)	N/A
Russell 3000® Index(2)	(37.31)%	(11.75	)%(6)	N/A

(1)	Each class of ING LifeStyle Conservative Portfolio commenced operations on October 31, 2007.

(2)	Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.

(3)	The index returns are for the period beginning November 1, 2007.

(4)

Barclays Capital U.S. Aggregate Bond (“BCAB”) Index (formerly, the Lehman Brothers U.S. Aggregate Bond Index) is a widely recognized, unmanaged index of publicly issued, investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(5)	The class commenced operations on April 28, 2006.

(6)	The index returns are for the period beginning May 1, 2006.

(7)	The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills.

(8)	The class commenced operations on May 3, 2004.

(9)	The index returns are for the period beginning May 1, 2004.

(10)	The class commenced operations on May 9, 2006.

(11)	The class commenced operations on May 2, 2006.

(12)	The class commenced operations on May 3, 2006.

(13)	The class commenced operations on May 4, 2006.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.

Management Fees

Each Acquired Portfolio pays its investment adviser — ING Investments — a management fee of 0.14%, payable monthly, based on the average daily net assets of the respective Portfolio.  Each Acquiring Portfolio pays its investment adviser — DSL — a management fee, which is also payable monthly and computed at a rate of 0.14% of average daily net assets invested in ING-affiliated Underlying Funds and 0.24% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.  Each Acquiring Portfolio’s management fee is also payable monthly, based on the average daily net assets of that Portfolio.  The investment adviser to each Portfolio has entered into a written expense limitation agreement with respect to that Portfolio under which it will limit expenses of that Portfolio as described in more detail under the section titled “Expense Limitation Arrangements” below.

If shareholders approve the Reorganization(s), the respective Acquiring Portfolio(s) will pay the same management fees currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of the Acquired Portfolios, dated May 1, 2009, and the SAI of the Acquiring Portfolios, dated August 12, 2009.

Consultant fees

ING Investments has engaged Ibbotson Associates and ING IM to act as consultants to assist it in allocating the Acquired Portfolios’ assets, and DSL has engaged ING IM to act as a consultant to assist it in allocating the Acquiring Portfolios’ assets.  Each Adviser pays the respective consultant a fee, based on the aggregate average daily net assets of the Acquired Portfolios and the Acquiring Portfolios, as applicable, as follows:

Portfolios	Consultant fees

Acquired Portfolios(1)	For Ibbotson Associates
0.06% of the first $500 million;
0.05% of the next $500 million;
0.04% of the next $1 billion; and
0.03% in excess of $2 billion.

For ING IM — ING Investments pays ING IM an annual consultant fee of $200,000.

Acquiring Portfolio(2)	For ING IM
0.03% of the first $500 million;
0.025% of the next $500 million;
0.02% of the next $1 billion; and
0.01% in excess of $2 billion.

(1)	For the purpose of calculating the consultant fees to be paid by ING Investments to Ibbotson Associates, assets of all Acquired Portfolios are aggregated.
(2)	For the purpose of calculating the consultant fees to be paid by DSL to ING IM, assets of all Acquiring Portfolios are aggregated.

If shareholders approve the Reorganization(s), DSL will continue to pay ING IM the same consultant fee currently in place for the Acquiring Portfolios.  For more information regarding the consultant fees for each Portfolio, please see the SAI of the Acquired Portfolios, dated May 1, 2009, and the SAI of the Acquiring Portfolios, dated August 12, 2009.

Administration Fees

Pursuant to an administrative services agreement between ING Investors Trust (“IIT”) and ING Funds Services,

LLC (“IFS”), IFS provides all administrative services in support of each Portfolio.  Currently, IFS receives no compensation for its service to the Acquired Portfolios.  Each Acquiring Portfolio’s annual administration fee is 0.10% of that Portfolio’s average daily net assets; however, IFS has contractually agreed to waive this fee through May 1, 2012.

Distribution and Service Fees

ADV Class, Class S and Class S2 shares of the Acquired Portfolios and ADV Class of the Acquiring Portfolio pay the distribution and/or shareholder service fees as described in the tables titled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.  IFD, as distributor to the Portfolios, has contractually agreed to waive a portion of the distribution fees for each Acquired Portfolio’s ADV Class and Class S2 shares and each Acquiring Portfolio’s ADV Class shares.  For more information, see the section titled “Expense Limitation Arrangements” below.

After the Reorganization, while there would be no change in the shareholder service fee rates for Acquired Portfolio shareholders and in distribution service fee rates for Acquired Portfolio Class S2 shareholders, Acquired Portfolio ADV Class and Class S shareholders would be subject to different distribution (12b-1) fee rates.  Specifically, as a result of each Reorganization, Class S shareholders of the respective Acquired Portfolio, which currently do not pay any distribution (12b-1) fees, will become shareholders of ADV Class shares of the corresponding Acquiring Portfolio, which pay a distribution (12b-1) fee of up to 0.25% of average daily net assets (subject to certain contractual fee waivers by the Acquiring Portfolio’s distributor).  Meanwhile, Acquired Portfolio ADV Class shareholders would be subject to a lower distribution fee rate (a decrease from 0.50% to 0.25%) after becoming Acquiring Portfolio ADV Class shareholders.

Expense Limitation Arrangements

The Acquired Portfolios.  ING Investments, the investment adviser to each Acquired Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of each Acquired Portfolio, excluding interest, taxes, brokerage and extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments within three years.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.  Pursuant to this expense limitation agreement, the expense limits for the Acquired Portfolios are 0.77%, 0.17%, 0.42% and 0.57% for ADV Class, Class I, Class S and Class S2 shares, respectively.  These limits will continue through at least May 1, 2010 and there can be no assurance that these limits will continue after that date.

Separately, IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares and 0.10% for the Class S2 shares) of each Acquired Portfolio so that the actual fee paid by the applicable ADV Class and Class S2 shares, is an annual rate of 0.35% and 0.15%, respectively.  Absent the waiver, the distribution fee is 0.50% for ADV Class shares and 0.25% for Class S2 shares.  The waiver will continue through at least May 1, 2010.  There can be no assurance that this waiver for each Acquired Portfolio would continue after that date if the application Reorganization is not consummated.

The Acquiring Portfolios.  DSL, the investment adviser to each Acquiring Portfolio, has entered into a written expense limitation agreement with respect to each Acquiring Portfolio under which it will limit expenses of the Acquiring Portfolios, including Acquired (Underlying) Fund Fees and Expenses but excluding interest, taxes, brokerage commissions and extraordinary expenses, subject to possible recoupment by DSL within three years.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.  The expense limits for each Acquiring Portfolio will continue through at least May 1, 2012 and there can be no assurance that these limits will continue after that date.  Pursuant to the expense limitation agreement, the expense limits for the Acquiring Portfolios are set forth below:

Acquiring Portfolio	ADV Class	Class I

ING Retirement Conservative Portfolio	1.02%	0.77%

ING Retirement Moderate Portfolio	1.04%	0.79%

ING Retirement Moderate Growth Portfolio	1.09%	0.84%

ING Retirement Growth Portfolio	1.13%	0.88%

Separately, IFD has contractually agreed to waive a portion of the distribution fees for ADV Class shares of each Acquiring Portfolio so that the actual distribution fees paid by the ADV Class shares of ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio are at the annual rates of 0.002%, 0.0913%, 0.1394% and 0.1749%, respectively.  Absent this waiver, the distribution fee is 0.25% for ADV Class shares of each Acquiring Portfolio.   The waiver will continue through at least May 1, 2012.  There can be no assurance that this waiver will continue after this date.

In addition, IFS has also contractually agreed to waive all of its administration fees, which are equal to 0.10% of each Acquiring Portfolio’s average daily net assets through May 1, 2012.  There can be no assurance that this waiver will continue after this date.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Acquired Portfolios	Acquiring Portfolios
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

None of the Portfolios has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The following table shows the current expenses of each of the Portfolios.  Expenses of the Acquired Portfolios are based upon the operating expenses incurred by each Acquired Portfolio for the fiscal year ended December 31, 2008 and expenses of the Acquiring Portfolio are estimated for the current fiscal year.  Pro forma expenses, which are the estimated expenses of each Acquiring Portfolio after giving effect to the respective Reorganization(s), would be the same as the current expenses of that Acquiring Portfolio.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

The Reorganization of ING LifeStyle Conservative Portfolio into ING Retirement Conservative Portfolio

Annual Portfolio Operating Expenses

(as of December 31, 2008)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	ING LifeStyle Conservative Portfolio		ING Retirement Conservative Portfolio

	ADV Class:		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fees	0.50	%(3)	0.25	%(4)
Shareholder Service Fees	0.25%		0.25%
Administration Fees	None		0.10	%(5)
Other Expenses	0.34	%(6)	0.10%
Acquired (Underlying) Fund Fees and Expenses(7)	0.60%		0.45%
Total Portfolio Operating Expenses	1.83%		1.29%
Waivers and Reimbursements(8)	(0.46)%		(0.35)%
Net Expenses	1.37%		0.94%

	Class I:		Class I:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	N/A		N/A
Shareholder Service Fee	N/A		N/A
Administration Fee	None		0.10	%(5)
Other Expenses	0.34	%(6)	0.10%
Acquired (Underlying) Fund Fees and Expenses(7)	0.60%		0.45%
Total Portfolio Operating Expenses	1.08%		0.79%
Waivers and Reimbursements(8)	(0.31)%		(0.10)%
Net Expenses	0.77%		0.69%

	Class S:(9)		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	N/A		0.25	%(4)
Shareholder Service Fee	0.25%		0.25%
Administration Fee	None		0.10	%(5)
Other Expenses	0.34	%(6)	0.10%
Acquired (Underlying) Fund Fees and Expenses(7)	0.60%		0.45%
Total Portfolio Operating Expenses	1.33%		1.29%
Waivers and Reimbursements(8)	(0.31)%		(0.35)%
Net Expenses	1.02%		0.94%

	Class S2:(9)		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	0.25	%(3)	0.25	%(4)
Shareholder Service Fee	0.25%		0.25%
Administration Fee	None		0.10	%(5)
Other Expenses	0.34	%(6)	0.10%
Acquired (Underlying) Fund Fees and Expenses(7)	0.60%		0.45%
Total Portfolio Operating Expenses	1.58%		1.29%
Waivers and Reimbursements(8)	(0.41)%		(0.35)%
Net Expenses	1.17%		0.94%

(1)

The fiscal year end for each Portfolio is December 31. Expenses of the Acquired Portfolios are based upon the operating expenses incurred by each Acquired Portfolio for the fiscal year ended December 31, 2008 and expenses of the Acquiring Portfolio are estimated for the current fiscal year.

(2)

Each Acquiring Portfolio pays its investment adviser — DSL — a management fee, which is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

(3)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares and 0.10% for the Class S2 shares of the Acquired Portfolios) so that the actual fee paid by the applicable ADV Class and Class S2 shares is an annual rate of 0.35% and 0.15%, respectively. The waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.

(4)

Each Acquiring Portfolio’s ADV Class shares pay an annual distribution (12b-1) fee of 0.25% and an annual shareholder service fee of 0.25% of its average daily net assets.  IFD has contractually agreed to waive 0.2480% of the distribution (12b-1) fee for the ADV Class shares of ING Retirement Conservative Portfolio.  The actual distribution fee to be paid by ING Retirement Conservative Portfolio is at an annual rate of 0.002%. The waiver will continue through at least May 1, 2012. There is no guarantee that this waiver will continue after this date.

(5)

ING Funds Services, LLC has contractually agreed to waive the 0.10% administration fee through May 1, 2012. Absent this waiver, the administration fee is 0.10% of each Acquiring Portfolio’s average daily net assets. There is no guarantee this waiver will continue after this date.

(6)	ING LifeStyle Conservative Portfolio’s other expenses for the fiscal year ended December 31, 2008 include 0.24% of non-recurring offering expense.
(7)

Each Acquiring Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated based on a weighted average of the fees and expenses of the Underlying Funds in which each may invest. The estimated amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. Acquired (Underlying) Funds Fees and Expenses are estimated for the current fiscal year as the Acquired Portfolios had not commenced operations as of the date of this Proxy Statement/Prospectus.

(8)

The investment adviser to each Portfolio has entered into a written expense limitation agreement with respect to that Portfolio under which it will limit expenses of that Portfolio as it is described in more detail under the section titled “Expense Limitation Arrangements” above. The amount of each Acquired Portfolio’s expenses waived or reimbursed during the last fiscal year and the estimated amount of each Acquiring Portfolio to be waived or reimbursed, as applicable, is shown under the heading Waivers and Reimbursements. These amounts include the distribution fee waiver and administration fee waiver which are explained in more detail in footnotes 3, 4 and 5 above. The expense limitation for the Acquired Portfolios and the Acquiring Portfolios will continue through at least May 1, 2010 and May 1, 2012, respectively. However, there can be no assurance that these limits for the Acquired Portfolios and the Acquiring Portfolios will continue after May 1, 2010 and May 1, 2012, respectively.

(9)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio

Annual Portfolio Operating Expenses

(as of December 31, 2008)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	ING LifeStyle Moderate Portfolio		ING Retirement Moderate Portfolio

	ADV Class:		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fees	0.50	%(3)	0.25	%(4)
Shareholder Service Fees	0.25%		0.25%
Administration Fees	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.62%		0.43%
Total Portfolio Operating Expenses	1.54%		1.20%
Waivers and Reimbursements(7)	(0.15)%		(0.26)%
Net Expenses	1.39%		0.94%

	Class I:		Class I:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	N/A		N/A
Shareholder Service Fee	N/A		N/A
Administration Fee	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.62%		0.43%
Total Portfolio Operating Expenses	0.79%		0.70%
Waivers and Reimbursements(7)	—		(0.10)%
Net Expenses	0.79%		0.60%

	Class S:(8)		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	N/A		0.25	%(4)
Shareholder Service Fee	0.25%		0.25%
Administration Fee	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.62%		0.43%
Total Portfolio Operating Expenses	1.04%		1.20%
Waivers and Reimbursements(7)	—		(0.26)%
Net Expenses	1.04%		0.94%

	Class S2:(8)		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	0.25	%(3)	0.25	%(4)
Shareholder Service Fee	0.25%		0.25%
Administration Fee	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.62%		0.43%
Total Portfolio Operating Expenses	1.29%		1.20%
Waivers and Reimbursements(7)	(0.10)%		(0.26)%
Net Expenses	1.19%		0.94%

(1)

The fiscal year end for each Portfolio is December 31. Expenses of the Acquired Portfolios are based upon the operating expenses incurred by each Acquired Portfolio for the fiscal year ended December 31, 2008 and expenses of the Acquiring Portfolio are estimated for the current fiscal year.

(2)

Each Acquiring Portfolio pays its investment adviser — DSL — a management fee, which is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

(3)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares and 0.10% for the Class S2 shares of the Acquired Portfolios) so that the actual fee paid by the applicable ADV Class and Class S2 shares is an annual rate of 0.35% and 0.15%, respectively. The waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.

(4)

Each Acquiring Portfolio’s ADV Class shares pay an annual distribution (12b-1) fee of 0.25% and an annual shareholder service fee of 0.25% of its average daily net assets.  IFD has contractually agreed to waive 0.1587% of the distribution (12b-1) fee for the ADV Class shares of ING Retirement Moderate Portfolio. The actual distribution fee to be paid by ING Retirement Moderate Portfolio is at an annual rate of 0.0913%. The waiver will continue through at least May 1, 2012. There is no guarantee that this waiver will continue after this date.

(5)

ING Funds Services, LLC has contractually agreed to waive the 0.10% administration fee through May 1, 2012. Absent this waiver, the administration fee is 0.10% of each Acquiring Portfolio’s average daily net assets. There is no guarantee this waiver will continue after this date.

(6)

Each Acquiring Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated based on a weighted average of the fees and expenses of the Underlying Funds in which each may invest. The estimated amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. Acquired (Underlying) Funds Fees and Expenses are estimated for the current fiscal year as the Acquired Portfolios had not commenced operations as of the date of this Proxy Statement/Prospectus.

(7)

The investment adviser to each Portfolio has entered into a written expense limitation agreement with respect to that Portfolio under which it will limit expenses of that Portfolio as it is described in more detail under the section titled “Expense Limitation Arrangements” above. The amount of each Acquired Portfolio’s expenses waived or reimbursed during the last fiscal year and the estimated amount of each Acquiring Portfolio to be waived or reimbursed, as applicable, is shown under the heading Waivers and Reimbursements. These amounts include the distribution fee waiver and administration fee waiver which are explained in more detail in footnotes 3, 4 and 5 above. The expense limitation for the Acquired Portfolios and the Acquiring Portfolios will continue through at least May 1, 2010 and May 1, 2012, respectively. However, there can be no assurance that these limits for the Acquired Portfolios and the Acquiring Portfolios will continue after May 1, 2010 and May 1, 2012, respectively.

(8)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio

Annual Portfolio Operating Expenses

(as of December 31, 2008)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	ING LifeStyle Moderate Growth Portfolio		ING Retirement Moderate Growth Portfolio

	ADV Class:		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fees	0.50	%(3)	0.25	%%(4)
Shareholder Service Fees	0.25%		0.25%
Administration Fees	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.67%		0.40%
Total Portfolio Operating Expenses	1.59%		1.17%
Waivers and Reimbursements(7)	(0.15)%		(0.21)%
Net Expenses	1.44%		0.96%

	Class I:		Class I:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	N/A		N/A
Shareholder Service Fee	N/A		N/A
Administration Fee	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.67%		0.40%
Total Portfolio Operating Expenses	0.84%		0.67%
Waivers and Reimbursements(7)	—		(0.10)%
Net Expenses	0.84%		0.57%

	Class S:(8)		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	N/A		0.25	%%(4)
Shareholder Service Fee	0.25%		0.25%
Administration Fee	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.67%		0.40%
Total Portfolio Operating Expenses	1.09%		1.17%
Waivers and Reimbursements(7)	—		(0.21)%
Net Expenses	1.09%		0.96%

	Class S2:(8)		ADV Class:
Management Fee	0.14%		0.14	%(2)
Distribution Fee	0.25	%(3)	0.25	%%(4)
Shareholder Service Fee	0.25%		0.25%
Administration Fee	None		0.10	%(5)
Other Expenses	0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.67%		0.40%
Total Portfolio Operating Expenses	1.34%		1.17%
Waivers and Reimbursements(7)	(0.10)%		(0.21)%
Net Expenses	1.24%		0.96%

(1)

The fiscal year end for each Portfolio is December 31. Expenses of the Acquired Portfolios are based upon the operating expenses incurred by each Acquired Portfolio for the fiscal year ended December 31, 2008 and expenses of the Acquiring Portfolio are estimated for the current fiscal year.

(2)

Each Acquiring Portfolio pays its investment adviser — DSL — a management fee, which is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

(3)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares and 0.10% for the Class S2 shares of the Acquired Portfolios) so that the actual fee paid by the applicable ADV Class and Class S2 shares is an annual rate of 0.35% and 0.15%, respectively. The waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.

(4)

Each Acquiring Portfolio’s ADV Class shares pay an annual distribution (12b-1) fee of 0.25% and an annual shareholder service fee of 0.25% of its average daily net assets.  IFD has contractually agreed to waive 0.1106% of the distribution (12b-1) fee for the ADV Class shares of ING Retirement Moderate Growth Portfolio. The actual distribution fee to be paid by ING Retirement Moderate Growth Portfolio is at an annual rate of 0.1394%. The waiver will continue through at least May 1, 2012. There is no guarantee that this waiver will continue after this date.

(5)

ING Funds Services, LLC has contractually agreed to waive the 0.10% administration fee through May 1, 2012. Absent this waiver, the administration fee is 0.10% of each Acquiring Portfolio’s average daily net assets. There is no guarantee this waiver will continue after this date.

(6)

Each Acquiring Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated based on a weighted average of the fees and expenses of the Underlying Funds in which each may invest. The estimated amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. Acquired (Underlying) Funds Fees and Expenses are estimated for the current fiscal year as the Acquired Portfolios had not commenced operations as of the date of this Proxy Statement/Prospectus.

(7)

The investment adviser to each Portfolio has entered into a written expense limitation agreement with respect to that Portfolio under which it will limit expenses of that Portfolio as it is described in more detail under the section titled “Expense Limitation Arrangements” above. The amount of each Acquired Portfolio’s expenses waived or reimbursed during the last fiscal year and the estimated amount of each Acquiring Portfolio to be waived or reimbursed, as applicable, is shown under the heading Waivers and Reimbursements. These amounts include the distribution fee waiver and administration fee waiver which are explained in more detail in footnotes 3, 4 and 5 above. The expense limitation for the Acquired Portfolios and the Acquiring Portfolios will continue through at least May 1, 2010 and May 1, 2012, respectively. However, there can be no assurance that these limits for the Acquired Portfolios and the Acquiring Portfolios will continue after May 1, 2010 and May 1, 2012, respectively.

(8)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Growth Portfolio into ING Retirement Growth Portfolio and the Reorganization of ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio

Annual Portfolio Operating Expenses

(as of December 31, 2008)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	ING LifeStyle Aggressive Growth Portfolio		ING LifeStyle Growth Portfolio		ING Retirement Growth Portfolio

	ADV Class:		ADV Class:		ADV Class:
Management Fee	0.14%		0.14%		0.14	%(2)
Distribution Fees	0.50	%(3)	0.50	%(3)	0.25	%%(4)
Shareholder Service Fees	0.25%		0.25%		0.25%
Administration Fees	None		None		0.10	%(5)
Other Expenses	0.03%		0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.74%		0.71%		0.40%
Total Portfolio Operating Expenses	1.66%		1.63%		1.17%
Waivers and Reimbursements(7)	(0.15)%		(0.15)%		(0.18)%
Net Expenses	1.51%		1.48%		0.99%

	Class I:		Class I:		Class I:
Management Fee	0.14%		0.14%		0.14	%(2)
Distribution Fee	N/A		N/A		N/A
Shareholder Service Fee	N/A		N/A		N/A
Administration Fee	None		None		0.10	%(5)
Other Expenses	0.03%		0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.74%		0.71%		0.40%
Total Portfolio Operating Expenses	0.91%		0.88%		0.67%
Waivers and Reimbursements(7)	—		—		(0.10)%
Net Expenses	0.91%		0.88%		0.57%

	Class S:(8)		Class S:(8)		ADV Class:
Management Fee	0.14%		0.14%		0.14	%(2)
Distribution Fee	N/A		N/A		0.25	%%(4)
Shareholder Service Fee	0.25%		0.25%		0.25%
Administration Fee	None		None		0.10	%(5)
Other Expenses	0.03%		0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.74%		0.71%		0.40%
Total Portfolio Operating Expenses	1.16%		1.13%		1.17%
Waivers and Reimbursements(7)	—		—		(0.18)%
Net Expenses	1.16%		1.13%		0.99%

	Class S2:(8)		Class S2:(8)		ADV Class:
Management Fee	0.14%		0.14%		0.14	%(2)
Distribution Fee	0.25	%(3)	0.25	%(3)	0.25	%%(4)
Shareholder Service Fee	0.25%		0.25%		0.25%
Administration Fee	None		None		0.10	%(5)
Other Expenses	0.03%		0.03%		0.03%
Acquired (Underlying) Fund Fees and Expenses(6)	0.74%		0.71%		0.40%
Total Portfolio Operating Expenses	1.41%		1.38%		1.17%
Waivers and Reimbursements(7)	(0.10)%		(0.10)%		(0.18)%
Net Expenses	1.31%		1.28%		0.99%

(1)

The fiscal year end for each Portfolio is December 31. Expenses of the Acquired Portfolios are based upon the operating expenses incurred by each Acquired Portfolio for the fiscal year ended December 31, 2008 and expenses of the Acquiring Portfolio are estimated for the current fiscal year.

(2)

Each Acquiring Portfolio pays its investment adviser — DSL — a management fee, which is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

(3)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares and 0.10% for the Class S2 shares of the Acquired Portfolios) so that the actual fee paid by the applicable ADV Class and Class S2 shares is an annual rate of 0.35% and 0.15%, respectively. The waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.

(4)

Each Acquiring Portfolio’s ADV Class shares pay an annual distribution (12b-1) fee of 0.25% and an annual shareholder service fee of 0.25% of its average daily net assets.  IFD has contractually agreed to waive 0.0751% of the distribution (12b-1) fee for the ADV Class shares of ING Retirement Growth Portfolio. The actual distribution fee to be paid by ING Retirement Growth Portfolio is at an annual rate of 0.1749%. The waiver will continue through at least May 1, 2012. There is no guarantee that this waiver will continue after this date.

(5)	Each Acquiring Portfolio’s annual administration fee is 0.10% of that Portfolio’s average daily net assets; however, IFS has contractually agreed to waive this fee through May 1, 2012.

(6)

Each Acquiring Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated based on a weighted average of the fees and expenses of the Underlying Funds in which each may invest. The estimated amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. Acquired (Underlying) Funds Fees and Expenses are estimated for the current fiscal year as the Acquired Portfolios had not commenced operations as of the date of this Proxy Statement/Prospectus.

(7)

The investment adviser to each Portfolio has entered into a written expense limitation agreement with respect to that Portfolio under which it will limit expenses of that Portfolio as it is described in more detail under the section titled “Expense Limitation Arrangements” above. The amount of each Acquired Portfolio’s expenses waived or reimbursed during the last fiscal year and the estimated amount of each Acquiring Portfolio to be waived or reimbursed, as applicable, is shown under the heading Waivers and Reimbursements. These amounts include the distribution fee waiver and administration fee waiver which are explained in more detail in footnotes 3, 4 and 5 above. The expense limitation for the Acquired Portfolios and the Acquiring Portfolios will continue through at least May 1, 2010 and May 1, 2012, respectively. However, there can be no assurance that these limits for the Acquired Portfolios and the Acquiring Portfolios will continue after May 1, 2010 and May 1, 2012, respectively.

(8)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

Examples.  The following examples are intended to help you compare the costs of investing in an Acquired Portfolio and the corresponding Acquiring Portfolio in each Reorganization, and compare these costs with the cost of investing in other mutual funds.  The estimated cost of investing in an Acquiring Portfolio in a Reorganization is expected to be the same as the estimated cost of investing in the combined Portfolio after that Reorganization.  The examples assume that you invest $10,000 in each Portfolio for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem all your shares at the end of each period shown.  Your actual costs may be higher or lower.

The Reorganization of ING LifeStyle Conservative Portfolio into ING Retirement Conservative Portfolio

	ING LifeStyle Conservative Portfolio				ING Retirement Conservative Portfolio(1)(2)(3)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

ADV Class	$186	$525	$888	$1,909	$96	$338	$639	$1,493

Class I	$110	$292	$489	$1,059	$70	$232	$419	$959

Class S	$135	$370	$624	$1,350	N/A	N/A	N/A	N/A

Class S2	$161	$448	$757	$1,633	N/A	N/A	N/A	N/A

(1)	Since the Acquiring Portfolios had not commenced operations as of December 31, 2008, their expenses are estimated for the current fiscal year.
(2)	The Examples reflect the expense limitation agreements/waivers for the one-year period and the first two years of the three-, five-, and ten-year periods.
(3)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio

	ING LifeStyle Moderate Portfolio				ING Retirement Moderate Portfolio(1)(2)(3)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

ADV Class	$157	$486	$839	$1,834	$96	$328	$608	$1,407

Class I	$81	$252	$439	$978	$61	$203	$369	$851

Class S	$106	$331	$574	$1,271	N/A	N/A	N/A	N/A

Class S2	$131	$409	$708	$1,556	N/A	N/A	N/A	N/A

(1)	Since the Acquiring Portfolios had not commenced operations as of December 31, 2008, their expenses are estimated for the current fiscal year.
(2)	The Examples reflect the expense limitation agreements/waivers for the one-year period and the first two years of the three-, five-, and ten-year periods.
(3)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio

	ING LifeStyle Moderate Growth Portfolio				ING Retirement Moderate Growth Portfolio(1)(2)(3)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$162	$502	$866	$1,889	$98	$329	$602	$1,382

Class I	$86	$268	$466	$1,037	$58	$194	$353	$815

Class S	$111	$347	$601	$1,329	N/A	N/A	N/A	N/A

Class S2	$136	$425	$734	$1,613	N/A	N/A	N/A	N/A

(1)	Since the Acquiring Portfolios had not commenced operations as of December 31, 2008, their expenses are estimated for the current fiscal year.
(2)	The Examples reflect the expense limitation agreements/waivers for the one-year period and the first two years of the three-, five-, and ten-year periods.
(3)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Growth Portfolio into ING Retirement Growth Portfolio and the Reorganization of ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio

	1 Year	3 Years	5 Years	10 Years

ADV Class

ING LifeStyle Aggressive Growth Portfolio	$169	$523	$902	$1,965

ING LifeStyle Growth Portfolio	$166	$514	$887	$1,933

ING Retirement Growth Portfolio(1)(2)	$101	$335	$608	$1,387

Class I

ING LifeStyle Aggressive Growth Portfolio	$93	$290	$504	$1,120

ING LifeStyle Growth Portfolio	$90	$281	$488	$1,084

ING Retirement Growth Portfolio(1)(2)	$58	$194	$353	$815

Class S

ING LifeStyle Aggressive Growth Portfolio	$118	$368	$638	$1,409

ING LifeStyle Growth Portfolio	$115	$359	$622	$1,375

Retirement Growth Portfolio(3)	N/A	N/A	N/A	N/A

Class S2

ING LifeStyle Aggressive Growth Portfolio	$144	$446	$771	$1,691

ING LifeStyle Growth Portfolio	$140	$437	$755	$1,657

ING Retirement Growth Portfolio(3)	N/A	N/A	N/A	N/A

(1)	Since the Acquiring Portfolios had not commenced operations as of December 31, 2008, their expenses are estimated for the current fiscal year.
(2)	The Examples reflect the expense limitation agreements/waivers for the one-year period and the first two years of the three-, five-, and ten-year periods.
(3)

The Acquiring Portfolios do not offer Class S and Class S2 shares and thus each Acquired Portfolio’s Class S and Class S2 are proposed to be merged into the corresponding Acquiring Portfolio’s ADV Class.

Portfolio Transitioning

If shareholders of an Acquired Portfolio approve the applicable Reorganization, the investment adviser to such Acquired Portfolio is expected to sell a significant portion of the Acquired Portfolio’s holdings of Underlying Fund shares shortly prior to the Closing Date.  The proceeds of such sales are expected to be invested in Underlying Funds that the Acquiring Portfolio may hold or wish to hold and may also be held in temporary investments.  During the Transition Period, an Acquired Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date of a Reorganization, the investment adviser to the respective Acquiring Portfolio may also sell Underlying Fund shares that it acquired from the corresponding Acquired Portfolio(s), and the Acquiring Portfolio may not be immediately fully invested in accordance with its strategies.  The sales and purchases of Underlying Fund shares by each Acquired Portfolio and the respective Acquiring Portfolio during the Transition Period are also expected to result in significant buy and sell transactions by Underlying Funds in which the Portfolios invest.  Such sales and purchases by the Portfolios and their Underlying Funds may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Portfolios.  Such sales and purchases by the Portfolios and their Underlying Funds would also result in transactional costs, which will be borne by ING Investments, DSL or an affiliate.

Key Differences in the Rights of Each Acquired Portfolio’s Shareholders and the Acquiring Portfolio’s Shareholders

Each Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws. Consequently, there are no differences in the rights of shareholders of each Portfolio.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions under which proposed transactions may be consummated are set forth in the Reorganization Agreements.  Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Each Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the respective Acquired Portfolio in exchange for shares of beneficial interest of the applicable Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of such Acquired Portfolio; and (ii) the distribution of shares of the Acquiring Portfolio to shareholders of such Acquired Portfolio, as provided for in the Reorganization Agreement.  The applicable Acquired Portfolio will then be liquidated.  You should note that each Reorganization is independent and not contingent upon the approval or consummation of any other Reorganization(s).

Each shareholder of ADV Class, Class S and Class S2 shares of an Acquired Portfolio will hold, immediately after the Closing Date, shares of ADV Class of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of such Acquired Portfolio held by that shareholder as of the close of business on the Closing Date.  Each shareholder of Class I shares of an Acquired Portfolio will hold, immediately after the Closing Date, shares of Class I of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of such Acquired Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of each Acquiring Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the each Reorganization Agreement are subject to various conditions, including approval of the shareholders of the respective Acquired Portfolio.  Each Reorganization Agreement also requires that each of the Portfolios involved take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement(s) involving the Acquired Portfolio(s) in which you are invested.

Reasons for the Reorganizations

The ING family of funds is launching the Acquiring Portfolios that primarily invest in ING-affiliated passively managed index funds as well as other passively managed index funds and management proposes that the Acquired Portfolios, which have historically invested primarily in actively managed funds, to be reorganized into these Acquiring Portfolios.  In proposing the Reorganizations, the investment advisers to the ING Funds sought to serve shareholder interests while accommodating the interests of ING-affiliated Participating Insurance Companies which comprise the Portfolios’ primary distribution channel.  Shares of the Portfolios are sold primarily to Separate Accounts of ING-affiliated Participating Insurance Companies, which use the Portfolios to fund Variable Contracts.  The Participating Insurance Companies that issued the Variable Contracts bear the investment risk for guarantees and benefits under those Variable Contracts and related riders.  In light of recent market conditions, those Participating Insurance Companies have informed the investment advisers to the ING Funds and the Boards of the ING Funds that they are seeking mutual funds for their Variable Contract platform that could help reduce their potential investment risk or make it easier for them to hedge their investment risk.  The investment advisers believe that the Acquiring Portfolios, which primarily invest in passively managed index funds, would be compatible with the objectives of the Participating Insurance Companies, and thus, compared to the Acquired Portfolios, would have greater prospects for long-term viability on the Variable Contract platforms.  In addition, the investment advisers also believe that as a result of each Reorganization,  current shareholders of an Acquired Portfolio will become shareholders of the respective Acquiring Portfolio that operates at lower expense ratios and provides exposure to many of the same asset classes.

The proposed Reorganizations were initially presented to the committees of the Board of the Portfolios at several meetings in early 2009 and later presented for consideration to the Board of the Portfolios at a meeting held on June 25, 2009.  The Board of each Portfolio, including all trustees who are not “interested persons” of IIT as defined in the 1940 Act (the “Independent Trustees”), determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

Each Reorganization will allow the respective Acquired Portfolio’s shareholders to participate in a professionally managed portfolio that seeks a high level of total return (consisting of capital appreciation and income) consistent with a certain level of risk.  Additionally, the net expense ratios (after fee waivers and expense limits) for all classes of each Acquired Portfolio are expected to decrease as a result of the relevant Reorganization.

Board Considerations

The Board of the Portfolios, in recommending each proposed Reorganization, considered a number of factors, including, but not limited to, the following:

•      representations from the Participating Insurance Companies that issue Variable Contracts that they bear the investment risk for guarantees and benefits under those Variable Contracts and related riders, and that due to the volatility that has characterized recent market environments, the insurers incur significant costs for, and are exposed to significant investment risks relating to, such guarantees and benefits. The insurers also represented that they are seeking mutual funds for their Variable Contract platforms that could help to reduce the insurers’ potential investment risk relating to Variable Contract guarantees or enable the insurers to hedge more effectively their investment risk arising under Variable Contracts;

•      management’s representations that the use of the Acquiring Portfolios that primarily invest in passively managed index funds, instead of the Acquired Portfolios that have historically invested primarily in actively managed funds, would be compatible with the objectives of the Participating Insurance Companies, and thus the Acquiring Portfolios would have greater potential to remain on the Variable Contract platforms for the Participating Insurance Companies;

•      representations by management that other similarly situated insurance companies are facing the same types of risk and that their affiliated mutual funds are taking or considering measures that will reduce risk to the insurers, and confirmation of these general representations by an independent consultant retained by the Independent Trustees;

•                  changes in investment objective, policies, restrictions, management and portfolio holdings of each Acquired Portfolio as a result of that Acquired Portfolio’s proposed Reorganization, including that each Acquired Portfolio has historically invested primarily in actively managed funds while each Acquiring Portfolio primarily invests in passively managed index funds;

•                  relative advantages and disadvantages of actively managed funds and passively managed (index) funds; including management’s belief that the use of passive rather than active management may reduce a fund’s volatility relative to its benchmark;

•                  that many Underlying Funds in which the Acquiring Portfolios would invest are relatively new funds and do not have long-term track records;

•                  that although it is not part of their principal investment strategies, the Acquired Portfolios may invest in index funds, even in the absence of the Reorganizations, and the Acquired Portfolios’ investment policies do not expressly limit the amount of these investments;

•                  management represented that at the time of the Reorganization(s) Variable Contract owners and Plan Participants who selected an Acquired Portfolio for investment will continue to have an option to transfer to other ING Funds that are or primarily invest in actively managed funds.  Management also represented that because some guarantees and benefits under Variable Contracts impose limits on eligible investment options that Variable Contract owners may choose, the Adviser to the Acquiring Portfolios will work with the Participating Insurance Companies to provide guidance to Variable Contract owners who transfer on how to remain eligible for guarantees and benefits under their Variable Contracts and related riders;

•                  procedures proposed by management and approved by the Board that are designed to address potential conflicts of interest that might be confronted by DSL’s Asset Allocation Committee when making asset allocation decisions for the Acquiring Portfolios;

•                  the net expense ratios (after fee waivers and expense limits) for each Acquired Portfolio’s shareholders are expected to decrease as a result of each applicable Reorganization.  Each Acquiring Portfolio’s fee waivers and expense limits would be effective through May 1, 2012 and there can be no assurance that these fee waivers and expense limits will continue after that date, although management has represented to the Board that these fee waivers and expense limits would not expire, or be changed or eliminated, without the approval of the Board of the Acquiring Portfolio.  Without fee waivers and expense limits, the expense ratios (including costs of the Underlying Funds) for Class S shareholders of each Acquired Portfolio would increase as they become Acquiring Portfolio ADV Class shareholders, while the expense ratios for shareholders of other classes of the Acquired Portfolio would decrease after each applicable Reorganization;

•                  changes in the management fee structures, including that Acquired Portfolios pay a single management fee rate of 0.14% while the Acquiring Portfolios have a bifurcated management fee structure pursuant to which each Acquiring Portfolio pays a management fee of 0.14% of average daily net assets invested in ING-affiliated Underlying Funds and a management fee of 0.24% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments, subject to the Acquiring Portfolio’s expense limits under the Portfolio’s expense limitation agreement with DSL;

•                  with respect to a new 12b-1 distribution fee of 0.25% (subject to certain contractual fee waivers), which would be applied to Acquired Portfolio Class S shareholders (in addition to a shareholder service fee of 0.25%) as they become Acquiring Portfolio ADV Class shareholders after the Reorganization(s), the Board considered an enumeration of the costs associated with distributing Class S shares of the Acquired Portfolios and ADV Class shares of the Acquiring Portfolios, such as the costs of compensating financial intermediaries and expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials.  Management represented to the Board that its request for increased distribution fee revenue was intended primarily to replace a subsidy that has previously been provided by ING from ING’s legitimate profits on other activities, including certain investment advisory fees on Underlying Funds of the Acquired Portfolios, which are expected to decrease as a result of the Reorganization(s);

•                  that ING Investments, DSL or an affiliate will bear the Reorganization Expenses, as defined below, which includes the cost of brokerage commissions associated with portfolio transitioning;

•                  the potential benefits to ING-affiliated Participating Insurance Companies that issue Variable Contracts, including that, as a result of the Reorganization(s), these insurers expect to be able to reduce their hedging costs relating to Variable Contract guarantees;

•                  the net revenue benefits for the group of the investment management subsidiaries of ING Groep, including the net revenue benefits accrued as the result of Ibbotson Associates, a consultant that is not affiliated with ING no longer being retained for asset allocation analysis after the respective Reorganization;

•                  the potential benefits of each proposed Reorganization to the respective Acquired Portfolio’s shareholders; and

•                  that each Reorganization will not dilute the interests of the shareholders of either of the applicable Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants.

The Board of the Acquired Portfolios recommends that shareholders of each Acquired Portfolio approve the Reorganization of that Acquired Portfolio with the corresponding Acquiring Portfolio.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither any Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by each Reorganization Agreement. As a condition to the Closing of a Reorganization, the Portfolios involved will receive an opinion from the law firm of Dechert LLP to the effect that such Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date of a Reorganization, a respective Acquired Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Expenses of the Reorganizations

The expenses relating to each proposed Reorganization (collectively, the “Reorganization Expenses”) will be borne by ING Investments, DSL or an affiliate.  The expenses of each Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, expenses of holding the Special Meeting, and the brokerage costs associated with portfolio transitioning.

Future Allocation of Premiums

Shares of each Acquired Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If a Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to a respective Acquired Portfolio will be allocated to the corresponding Acquiring Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Each Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board consisting of ten members.  For more information on the history of IIT, see the SAI of each Portfolio.

Advisers

Adviser to the Acquired Portfolios

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Acquired Portfolios.  ING Investments is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April 1995.  As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets. ING Investments’ principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments may engage one or more sub-advisers to provide the day-to-day management of the Acquired Portfolios.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Acquired Portfolio’s assets and the purchase and sale of portfolio securities for one or more Acquired Portfolios.  ING Investments has engaged Ibbotson Associates and ING IM to act as consultants to assist it in allocating the Acquired Portfolios’ assets.  An Asset Allocation Committee of ING Investments reviews the allocation of Acquired Portfolio assets.  The committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the Acquired Portfolios.

Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly owned subsidiary of ING Groep. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets.  The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

For information regarding the basis for the Board’s approval of the investment advisory relationship for the Acquired Portfolios, please refer to the Acquired Portfolios’ annual shareholder report dated December 31, 2008.

Adviser to the Acquiring Portfolios

DSL, a Delaware limited liability company, serves as the adviser to the Acquiring Portfolios.  DSL has overall responsibility for the management of the Acquiring Portfolios and oversees all investment advisory and portfolio management services for the Acquiring Portfolios.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  DSL is also an indirect, wholly-owned subsidiary of ING Groep N.V.  As of June 30, 2009, DSL managed approximately $35.8 billion in registered investment company assets. DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged ING IM to act as a consultant to assist it in allocating the Acquiring Portfolios’ assets.  ING IM will perform strategic and tactical asset allocation analysis for DSL.  DSL retains sole authority over the allocation of each Acquiring Portfolio’s assets and the selection of the particular Underlying Funds in which an Acquiring Portfolio will invest.  DSL has established an Asset Allocation Committee to review ING IM’s analysis and determine the asset allocation for each Acquiring Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory relationship for the Acquiring Portfolios, please refer to the Acquiring Portfolio’s annual shareholder report to be dated December 31, 2009.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information of the Portfolios for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If a Reorganization Agreement is approved by an Acquired Portfolio’s shareholders, then as soon as practicable before the Closing Date, that Acquired Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Capitalization

The following table shows the capitalization of each of the Portfolios as of May 31, 2009, and on a pro forma basis as of May 31, 2009 giving effect to the applicable Reorganization(s):

The Reorganization of ING LifeStyle Conservative Portfolio into ING Retirement Conservative Portfolio

	ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio(1)		Adjustments		ING Retirement Conservative Portfolio - Pro forma
ADV Class
Net Assets	$41,680	$10	(2)			264,393,646
Net Asset Value Per Share	$8.47	$10.00				$10.00
Shares Outstanding	4,920	1	(2)	(4,655,976	)(3)	26,439,365
CLASS I
Net Assets	$862	$10	(2)			$872
Net Asset Value Per Share	$8.54	$10.00				$10.00
Shares Outstanding	101	1	(2)	(15	)(3)	87
CLASS S(4)
Net Assets	$264,351,103	N/A				N/A
Net Asset Value Per Share	$8.50	N/A				N/A
Shares Outstanding	31,090,319	N/A				N/A
CLASS S2(4)
Net Assets	$853	N/A				N/A
Net Asset Value Per Share	$8.44	N/A				N/A
Shares Outstanding	101	N/A				N/A

(1)          ING Retirement Conservative Portfolio had not commenced operations as of May 31, 2009.

(2)          Reflects an initial share purchase, which occurred on August 12, 2009.

(3)          Reflects net of retired shares of ING LifeStyle Conservative Portfolio.

(4)          ING Retirement Conservative Portfolio does not offer Class S and Class S2 shares and thus ING LifeStyle Conservative Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Conservative Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Portfolio into ING Retirement Moderate Portfolio

	ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio(1)		Adjustments		ING Retirement Moderate Portfolio - Pro forma
ADV Class
Net Assets	$4,095	$10	(2)			$1,667,097,468
Net Asset Value Per Share	$9.34	$10.00				$10.00
Shares Outstanding	439	1	(2)	(11,592,867	)(3)	166,709,747
CLASS I
Net Assets	$13,415,432	$10	(2)			$13,415,442
Net Asset Value Per Share	$9.40	$10.00				$10.00
Shares Outstanding	1,427,738	1	(2)	(86,195	)(3)	1,341,544
CLASS S(4)
Net Assets	$1,649,013,751	N/A				N/A
Net Asset Value Per Share	$9.35	N/A				N/A
Shares Outstanding	176,360,711	N/A				N/A
CLASS S2(4)
Net Assets	$18,079,612	N/A				N/A
Net Asset Value Per Share	$9.31	N/A				N/A
Shares Outstanding	1,941,463	N/A				N/A

(1)          ING Retirement Moderate Portfolio had not commenced operations as of May 31, 2009.

(2)          Reflects an initial share purchase, which occurred on August 12, 2009.

(3)          Reflects net of retired shares of ING LifeStyle Moderate Portfolio.

(4)          ING Retirement Moderate Portfolio does not offer Class S and Class S2 shares and thus ING LifeStyle Moderate Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Moderate Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Moderate Growth Portfolio into ING Retirement Moderate Growth Portfolio

	ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio(1)		Adjustments		ING Retirement Moderate Growth Portfolio - Pro forma
ADV Class
Net Assets	$721	$10	(2)			$2,781,424,045
Net Asset Value Per Share	$8.82	$10.00				$10.00
Shares Outstanding	82	1	(2)	(36,822,171	)(3)	278,142,405
CLASS I
Net Assets	$15,842,191	$10	(2)			$15,842,201
Net Asset Value Per Share	$8.87	$10.00				$10.00
Shares Outstanding	1,785,530	1	(2)	(201,311	)(3)	1,584,220
CLASS S(4)
Net Assets	$2,768,553,138	N/A				N/A
Net Asset Value Per Share	$8.83	N/A				N/A
Shares Outstanding	313,501,096	N/A				N/A
CLASS S2(4)
Net Assets	$12,870,176	N/A				N/A
Net Asset Value Per Share	$8.79	N/A				N/A
Shares Outstanding	1,463,397	N/A				N/A

(1)          ING Retirement Moderate Growth Portfolio had not commenced operations as of May 31, 2009.

(2)          Reflects an initial share purchase, which occurred on August 12, 2009.

(3)          Reflects net of retired shares of ING LifeStyle Moderate Growth Portfolio.

(4)          ING Retirement Moderate Growth Portfolio does not offer Class S and Class S2 shares and thus ING LifeStyle Moderate Growth Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Moderate Growth Portfolio’s ADV Class.

The Reorganization of ING LifeStyle Growth Portfolio into ING Retirement Growth Portfolio and the Reorganization of ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio

Assuming only the Reorganization of ING LifeStyle Growth Portfolio with and into ING Retirement Growth Portfolio Is Consummated:

	ING LifeStyle Growth Portfolio	ING Retirement Growth Portfolio(1)		Adjustments		ING Retirement Growth Portfolio - Pro forma
ADV Class
Net Assets	$12,136	$10	(2)			$3,260,624,424
Net Asset Value Per Share	$8.46	$10.00				$10.00
Shares Outstanding	1,434	1	(2)	(58,979,629	)(3)	326,062,442
CLASS I
Net Assets	$26,818,678	$10	(2)			$26,818,688
Net Asset Value Per Share	$8.51	$10.00				$10.00
Shares Outstanding	3,151,463	1	(2)	(469,595	)(3)	2,681,869
CLASS S(4)
Net Assets	$3,250,665,145	N/A				N/A
Net Asset Value Per Share	$8.47	N/A				N/A
Shares Outstanding	383,861,644	N/A				N/A
CLASS S2(4)
Net Assets	$9,947,133	N/A				N/A
Net Asset Value Per Share	$8.44	N/A				N/A
Shares Outstanding	1,178,992	N/A				N/A

(1)          ING Retirement Growth Portfolio had not commenced operations as of May 31, 2009.

(2)          Reflects an initial share purchase, which occurred on August 12, 2009.

(3)          Reflects net of retired shares of ING LifeStyle Growth Portfolio.

(4)          ING Retirement Growth Portfolio does not offer Class S and Class S2 shares and thus ING LifeStyle Growth Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Growth Portfolio’s ADV Class.

Assuming only the Reorganization of ING LifeStyle Aggressive Growth Portfolio with and into ING Retirement Growth Portfolio Is Consummated:

	ING LifeStyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio(1)		Adjustments		ING Retirement Growth Portfolio - Pro forma
ADV Class
Net Assets	$7,628	$10	(2)			$823,585,694
Net Asset Value Per Share	$7.67	$10.00				$10.00
Shares Outstanding	994	1	(2)	(24,788,677	)(3)	82,358,569
CLASS I
Net Assets	$13,177,028	$10				$13,177,038
Net Asset Value Per Share	$7.72	$10.00				$10.00
Shares Outstanding	1,707,497	1		(389,794	)(3)	1,317,704
CLASS S(4)
Net Assets	$821,198,845	N/A				N/A
Net Asset Value Per Share	$7.69	N/A				N/A
Shares Outstanding	106,835,524	N/A				N/A
CLASS S2(4)
Net Assets	$2,379,211	N/A				N/A
Net Asset Value Per Share	$7.66	N/A				N/A
Shares Outstanding	310,727	N/A				N/A

(1)          ING Retirement Growth Portfolio had not commenced operations as of May 31, 2009.

(2)          Reflects an initial share purchase, which occurred on August 12, 2009.

(3)          Reflects net of retired shares of ING LifeStyle Aggressive Growth Portfolio.

(4)          ING Retirement Growth Portfolio does not offer Class S and Class S2 shares and thus ING LifeStyle Aggressive Growth Portfolio’s Class S and Class S2 are proposed to be merged into ING Retirement Growth Portfolio’s ADV Class.

Assuming the Reorganizations of Both ING LifeStyle Aggressive Growth Portfolio and ING LifeStyle Growth Portfolio with and into ING Retirement Growth Portfolio Are Consummated:

	ING LifeStyle Aggressive Growth Portfolio	ING LifeStyle Growth Portfolio	ING Retirement Growth Portfolio(1)		Adjustments		ING Retirement Growth Portfolio - Pro forma
ADV Class
Net Assets	$7,628	$12,136	$10	(2)			$4,084,210,108
Net Asset Value Per Share	$7.67	$8.46	$10.00				$10.00
Shares Outstanding	994	1,434	1	(2)	(83,768,305	)(3)	408,421,011
CLASS I
Net Assets	$13,177,028	$26,818,678	$10	(2)			$39,995,716
Net Asset Value Per Share	$7.72	$8.51	$10.00				$10.00
Shares Outstanding	1,707,497	3,151,463	1	(2)	(859,389	)(3)	3,999,572
CLASS S(4)
Net Assets	$821,198,845	$3,250,665,145	N/A				N/A
Net Asset Value Per Share	$7.69	$8.47	N/A				N/A
Shares Outstanding	106,835,524	383,861,644	N/A				N/A
CLASS S2(4)
Net Assets	$2,379,211	$9,947,133	N/A				N/A
Net Asset Value Per Share	$7.66	$8.44	N/A				N/A
Shares Outstanding	310,727	1,178,992	N/A				N/A

(1)          ING Retirement Growth Portfolio had not commenced operations as of May 31, 2009.

(2)          Reflects an initial share purchase, which occurred on August 12, 2009.

(3)          Reflects net of retired shares of ING LifeStyle Aggressive Growth Portfolio and ING LifeStyle Growth Portfolio.

(4)          ING Retirement Growth Portfolio does not offer Class S and Class S2 shares and thus Class S and Class S2 of ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio are proposed to be merged into ING Retirement Growth Portfolio’s ADV Class.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board of the Acquired Portfolios in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about August 24, 2009.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with an applicable Acquired Portfolio a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization(s) proposal and may vote in their discretion with respect to other matters not now known to the Board of the Acquired Portfolios that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Acquired Portfolios. The Qualified Plans and Participating Insurance Companies will vote an Acquired Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Each Acquired Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as that Portfolio’s shareholders in determining whether a quorum at any shareholder meeting of that Portfolio is present.

Each shareholder of an Acquired Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of an Acquired Portfolio at the close of business on July 17, 2009 (the “Record Date”), will be entitled to be present and give voting instructions for that Acquired Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on September 23, 2009.  As of the Record Date, the following shares of beneficial interest of the Acquired Portfolios were outstanding and entitled to vote:

ING LifeStyle Conservative Portfolio	Shares Outstanding
ADV Class	13,455.792
Class I	101.006
Class S	34,516,162.133
Class S2	68,026.605
Total	34,597,745.536

ING LifeStyle Moderate Portfolio	Shares Outstanding
ADV Class	6,825.996
Class I	1,503,115.174
Class S	187,006,811.179
Class S2	2,164,425.442
Total	190,681,177.791

ING LifeStyle Moderate Growth Portfolio	Shares Outstanding
ADV Class	81.970
Class I	1,931,579.670
Class S	331,934,738.919
Class S2	1,524,889.822
Total	335,391,290.201

ING LifeStyle Aggressive Growth Portfolio	Shares Outstanding
ADV Class	9,051.349
Class I	1,771,524.108
Class S	111,280,079.166
Class S2	322,916.264
Total	113,383,570.887

ING LifeStyle Growth Portfolio	Shares Outstanding
ADV Class	1,573.407
Class I	3,320,700.524
Class S	404,470,564.056
Class S2	1,331,834.282
Total	409,124,672.269

Approval of each Reorganization Agreement for each Acquired Portfolio requires the affirmative vote of the lesser of (i) 67% or more of the voting securities of that Acquired Portfolio present or represented at the meeting, provided that more than 50% of the outstanding voting securities of such Acquired Portfolio are present in person or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of that Acquired Portfolio.  The holders of 30% of the outstanding shares of each Acquired Portfolio present in person or by proxy shall constitute a quorum at any meeting of the shareholders of such Acquired Portfolio. A majority of the shareholders of an Acquired Portfolio present in person or proxy may adjourn the meeting of such Acquired Portfolio (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.  If a shareholder of an Acquired Portfolio abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against a proposal.

Where Variable Contract owners fail to give instructions as to how to vote their shares, the Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners who voted.  The effect of proportional voting is that if a large number of Variable Contract owners fail to give voting instructions, a small number of Variable Contract owners may determine the outcome of the vote.

The Acquiring Portfolios had not commenced operations as of the Record Date.  To the knowledge of ING Investments, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of each Acquired Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of each Acquired Portfolio.  Appendix D hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any class of the Acquired Portfolios.

Other Matters to Come Before the Special Meeting

IIT does not know of any matters to be presented at its Special Meeting of other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

IIT is required to hold regular annual meetings and, in order to minimize its costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the respective Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card(s) is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

August 24, 2009

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this              day of             , 2009, by ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Investors”), on behalf of [NAME] (the “Acquiring Portfolio”) and [NAME] (the “Acquired Portfolio”), each a separate series of ING Investors.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“ADV Class”) and Institutional Class (“Class I”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of ING Investors has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of ING Investors has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.  Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each of ADV Class, Service Class (“Class S”) and Service 2 Class (“Class S2”) shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one ADV Class share of the Acquiring Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Portfolio the number of full and fractional Class I Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class I, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class I share of the Acquiring Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to ADV Class, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, ADV Class shares of the Acquiring Portfolio received by the Acquired Portfolio pursuant to paragraph 1.1; (ii) distribute to the Acquired Portfolio’s shareholders of record with respect to Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class I received by the Acquired Portfolio pursuant to paragraph 1.1; and (iii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio, determined as of immediately after the close of business on the Closing Date, (“Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class shares of the Acquiring Portfolio to be so credited to shareholders of ADV Class, Class S and Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. The aggregate net asset value of Class I Acquiring Portfolio Shares to be so credited to Class I Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares of Class I owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class S and Class S2 shares of the Acquired Portfolio will represent a number of ADV Class shares of the Acquiring Portfolio after the Closing Date, as determined in accordance with Section 2.3.  All issued and outstanding Class I Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates  representing interests in Class I shares of the Acquired Portfolio will represent a number of Class I Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class and Class I shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of an ADV Class and Class I Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the ADV Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s ADV Class, Class S and Class S2 assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an ADV Class share of the Acquiring Portfolio, determined in accordance with paragraph 2.2. The number of Class I Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class I assets shall be determined by dividing the value of the net assets with respect to the Class I shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class I Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be October 24, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of ING Investors, ING Investors, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)       The Acquired Portfolio is duly organized as a series of ING Investors, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Investors’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used [during the three years previous to the date of this Agreement] [since inception] conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by ING Investors, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Investors, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with

U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2008, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Investors, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of ING Investors, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of ING Investors, ING Investors, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)       The Acquiring Portfolio is duly organized as a series of ING Investors, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Investors’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio conforms at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by ING Investors, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Investors, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  ING Investors, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       Except as otherwise disclosed in writing to ING Investors, on behalf of the Acquired Portfolio, the Acquiring Portfolio has no known liabilities of a material nature, contingent or otherwise.  As of the Valuation Date, the Acquiring Portfolio will advise ING Investors, on behalf of the Acquired Portfolio, in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time;

(i)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(k)       All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Investors and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(l)        The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of ING Investors, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)      The ADV Class and Class I Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable by ING Investors;

(n)       The information to be furnished by ING Investors for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(o)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (o) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class and Class I Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class and Class I Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Investors, on behalf of the Acquired Portfolio, covenants that ING Investors will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Investors, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Investors’, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) ING Investors’, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of ING Investors, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at ING Investors’ election, to the performance by ING Investors, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Investors, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Investors, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.          ING Investors, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of ING Investors, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at ING Investors’ election, to the performance by ING Investors, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Investors, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Investors shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Investors;

7.3.          ING Investors, on behalf of the Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4.          ING Investors, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Investors, on behalf of the Acquired Portfolio, or ING Investors, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of ING Investors’ Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, neither ING Investors, on behalf of the Acquiring Portfolio, nor ING Investors, on behalf of the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Investors to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Investors substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Investors.  Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          ING Investors, on behalf of each of the Acquired Portfolio and the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Investors has not made any representation, warranty or covenant, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, as the case may be, not set forth herein and that this Agreement constitutes the entire agreement between the Acquiring Portfolio and Acquired Portfolio with respect to this Reorganization.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Investors; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by ING Investors pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class and Class I Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

14.          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of ING Investors personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of ING Investors.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST on behalf of its

ING LifeStyle [Name] Portfolio series

By:

Name:

Title:

ING INVESTORS TRUST on behalf of its

ING Retirement [NAME] Portfolio series

By:

Name:

Title:

APPENDIX B

ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS
IN WHICH THE ACQUIRING PORTFOLIOS INVEST

More on the Asset Allocation Process

As described earlier in the Proxy Statement/Prospectus, each Acquiring Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. DSL determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, DSL uses economic and statistical methods to determine the optimal allocation targets and ranges for each Acquiring Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)     the investment objective of each Acquiring Portfolio and each of the Underlying Funds;

(ii)    economic and market forecasts;

(iii)   proprietary and third-party reports and analysis;

(iv)   the risk/return characteristics, relative performance, and volatility of the Underlying Funds;

(v)    the correlation and covariance among the Underlying Funds; and

(vi)   consideration of ING affiliated insurance companies’ ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits.

As market prices of the Underlying Funds’ portfolio securities change, an Acquiring Portfolio’s actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges.  If changes are made, those changes will be reflected in that Acquiring Portfolio’s prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. DSL will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Acquiring Portfolios and the Underlying Funds.

DSL may rebalance the Acquiring Portfolios on a periodic basis to attain the target investment allocations. In addition, variances from the targets will be monitored. When an Acquiring Portfolio receives new investment proceeds or redemption requests, depending on the Acquiring Portfolio’s current cash reserves, DSL may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Acquiring Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Acquiring Portfolio’s target allocations. If DSL believes it is in the best interests of the Acquiring Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Generally, each Acquiring Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Acquiring Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided on the following pages on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser.  This information is intended to provide potential investors in the Acquiring Portfolios with a summary of information that they may find useful in understanding the investment history and risks of the Underlying Funds.  For an expanded discussion of the risks listed below for a particular Underlying Fund, please see the Acquiring Portfolios’ prospectus.

You should note that over time an Acquiring Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which of the Underlying Funds an Acquiring Portfolio will be invested at any one time. As a result, the degree to which an Acquiring Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which an Acquiring Portfolio has invested in the Underlying Fund.

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

Investment objective: Maximize real return, consistent with the preservation of real capital and prudent investment management.

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management, Inc.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar dominated securities of non-U.S. issuers. The Portfolio is non-diversified which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), investment-grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”), enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings. Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). May invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets and may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Asset-backed securities, credit, credit derivatives, currency, debt securities, derivatives, diversification, emerging markets, foreign investment, high-yield, lower-grade debt securities, inflation-index bonds, interest rate, leveraging, manager, mortgage-related securities, other investment companies, portfolio turnover, securities lending, and U.S. government securities and obligations.

ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO

Investment Objective: The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Dow Jones Euro STOXX 50® Index (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, Europe’s leading bluechip index for the Eurozone, which provides a bluechip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the Index is heavily weighted in the financial services sector. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in stocks, and financial instruments that provide economic return closely equivalent to the Index or its components. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Convertible securities, derivatives, diversification, equity securities, financial services sector, foreign investment, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility and securities lending.

ING FTSE 100 INDEX PORTFOLIO

Investment Objective: The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the FTSE 100 Index® (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Under normal conditions, the Portfolio invests at least 80%of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the most highly capitalized UK companies listed on the London Stock Exchange. Currently, the Index is heavily weighted in the financial services sector and natural resources sector. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components that make up the Index and exchange-traded funds. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Convertible securities, derivatives, diversification, equity securities, financial services sector, foreign investment, index strategy, liquidity, market capitalization, natural resources, non-correlation, other investment companies, portfolio turnover, price volatility and securities lending.

ING HANG SENG INDEX PORTFOLIO

Investment Objective: The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. Invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. The Portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may also invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Convertible securities, derivatives, diversification, equity securities, foreign investment, geographic focus, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility, and securities lending.

ING JAPAN EQUITY INDEX PORTFOLIO

Investment Objective: The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the Tokyo Stock Price (“TOPIX”) Index® (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components that make up the Index and exchange-traded funds. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Convertible securities, derivatives, diversification, equity securities, foreign investment, index strategy, liquidity, market capitalization, non-correlation, other investment companies, price volatility, securities lending and portfolio turnover.

ING RUSSELLTM MID CAP INDEX PORTFOLIO

Investment Objective: Investment results that correspond to the total return of the Russell Midcap® Index (“Index”).

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management, Co.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks and convertible securities convertible into stocks included in the Index.  May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and ETFs.  May also invest in stock index futures and other derivatives.  Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index.  Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. May also invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Convertible securities, derivatives, equity securities, index strategy, liquidity, mid-capitalization company, non-correlation, other investment companies, price volatility, and securities lending.

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO

Investment Objective: Investment results that correspond to the total return of the Russell 2000® Index (“Index”).

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management, Co.

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and ETFs.  Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. May also invest in stock index futures and other derivatives. May also invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Convertible securities, derivatives, equity securities, index strategy, liquidity, non-correlation, other investment companies, price volatility, securities lending, and small-capitalization company.

ING STOCK INDEX PORTFOLIO

Investment Objective: Total return.

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management, Co.

Main Investments: The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index or equity securities of companies that are representative of the S&P 500® Index (including derivatives). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the S&P 500® Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500® Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself. Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500® Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500® Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500® Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500® Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500® Index. In the event that the Portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500® Index, the Sub-Adviser may invest the entire amount of the Portfolio’s assets in S&P 500® Index futures, in exchange-traded funds (“ETFs”), or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Portfolio’s investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive thereunder. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Derivatives, equity securities, index strategy, liquidity, market and company, market capitalization, mid-capitalization company, non-correlation, other investment companies, and securities lending.

ING U.S. BOND INDEX PORTFOLIO

Investment Objective: Investment results that correspond to the total return of the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index.

Investment Adviser: ING Investments, LLC

Sub-Adviser: Neuberger Berman Fixed Income LLC

Main Investments: Invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt securities rated at least A by Moody’s or rated at least A by S&P, included in the BCAB Index, derivatives whose economic returns are, by design closely equivalent to the returns of the BCAB Index or its components and ETFs.  Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. May also invest in futures and other derivatives.  May also invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Credit, debt securities, derivatives, index strategy, interest rate, liquidity, mortgage-related securities, non-correlation, other investment companies, portfolio turnover, prepayment, price volatility, securities lending, and U.S. government securities and obligations.

ING NASDAQ 100 INDEX PORTFOLIO

Investment Objective: The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of the NASDAQ-100 Index® (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Under normal conditions, the Portfolio invests all, or substantially all, of its assets in stocks and financial instruments that provide economic return closely equivalent to the Index or its components that make up the Index and exchange-traded funds. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules, regulations and exemptive orders thereunder. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Sub-Adviser may sell a stock when the stock’s percentage weighting in the Index is reduced, when the stock is removed from the Index, or for other reasons. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Main Risks: Convertible securities, derivatives, diversification, equity securities, foreign investment, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility, securities lending and technology sector.

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO

Investment Objective: Investment results that correspond to the total return of the Russell Top 200® Growth Index (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Under normal market conditions, the Portfolio invests at least 80% of its assets, plus borrowings for investment purposes, in equity securities of companies included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. The Index includes those Russell Top 200® companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Convertible securities, derivatives, diversification, equity securities, growth investing, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility, and securities lending.

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO

Investment Objective: Investment results that correspond to the total return of the Russell Top 200® Value Index (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equities universe. The Index includes those Index companies with lower price-to-book ratios and lower expected growth values. The Portfolio invests all, or substantially all, of its assets in stocks that make up the Index. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may also invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Convertible securities, derivatives, diversification, equity securities, index strategy, liquidity, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility, securities lending, and value investing.

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO

Investment Objective: Investment results that correspond to the total return of the Russell Midcap® Growth Index (“Index”).

Investment Adviser: ING Investments, LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index, convertible securities that are convertible into stocks included in the Index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components and exchange-traded funds. The Portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index, which is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The Portfolio may also invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Convertible securities, derivatives, diversification, equity securities, index strategy, liquidity, mid-capitalization company, market capitalization, non-correlation, other investment companies, portfolio turnover, price volatility, and securities lending.

iSHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND

Investment Objective: The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment-grade credit sector of the bond market as defined by the Barclays Capital 1-3 U.S. Credit Index (“Index”).

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Main Investments: The Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 29, 2009, there were 632 issues in the Index.

The Index includes investment-grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index the Fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 90% of its assets in the securities of its Index. The Fund may invest the remainder of its assets in securities not included in its Index, but which BGFA believes will help the Fund track its Index. For example, the Fund may invest in bonds not included in its Index in order to reflect changes in its Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contacts, cash and cash equivalents, including money market funds advised by BGFA.

Representative Sampling: “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. BGFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Credit, derivatives, diversification, foreign investment, geographic focus, income, index strategy, industry focus, interest rate, issuer concentration, liquidity, manager, market and company, market trading for ETFs, non-correlation, price volatility and sector focus.

iSHARES BARCLAYS 1-3 YEAR TREASURY BOND FUN

Investment Objective: The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index (“Index”).

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Main Investments: The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 29, 2009, there were 47 issues in the Index.

The Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index the Fund tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 90% of its assets in the bonds of its Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in its Index, but which BGFA believes will help the Fund track its Index. For example, the Fund may invest in bonds not included in its Index in order to reflect changes in its Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Representative Sampling: “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. BGFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks:  Credit, geographic focus, income, index strategy, industry focus, interest rate, issuer concentration, manager, market and company, market trading for ETFs, non-correlation, price volatility and sector focus.

iSHARES MSCI AUSTRALIA INDEX FUND

Investment Objective: The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia Index (“Index”).

Investment Adviser: Barclays Global Fund Advisory (“BGFA”)

Main Investments: The Index consists of stocks traded primarily on the Australian Stock Exchange. As of September 30, 2008, the Index’s three largest industries were materials, banks and real estate.

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 90% of its assets in the securities of its Index and in depositary receipts representing securities in its Index. The Fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in its Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Index, futures contracts, options on futures contacts, other types of options and swaps related to its Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates.

BGFA uses a representative sampling indexing strategy to manage the Fund as described below.

Representative Sampling: “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. BGFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Commodity exposure, currency, derivatives, diversification, emerging markets, foreign investment, geographic focus, index strategy, industry focus, issuer concentration, manager, market capitalization, market and company, market trading for ETFs, non-correlation, price volatility and sector focus.

iSHARES RUSSELL MID CAP VALUE INDEX FUND

Investment Objective: The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (“Index”).

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Main Investments: The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market, and as of May 29, 2009, represented approximately 50% of the total market value of the Russell Midcap Index. The Index measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund generally invests at least 90% of its assets in securities of the Index and depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in securities not included in its Index but which BGFA believes will help the Fund track its Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BGFA. BGFA uses a representative sampling indexing strategy to manage the Fund as described below. Representative Sampling. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. BGFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Derivatives, geographic focus, index strategy, industry focus, issuer concentration, manager, market and company market trading for ETFs, mid-capitalization companies, non-correlation, price volatility, sector focus and value investing.

iSHARES RUSSELL 2000 GROWTH INDEX FUND

Investment Objective: The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (“Index”).

Investment Adviser: Barclays Global Fund Adviser (“BGFA”)

Main Investments: The Underlying Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, and as of May 29, 2009, represented approximately 51% of the total market value of the Russell 2000® Index. The Underlying Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund generally invests at least 90% of its assets in securities of the Index and depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in securities not included in its Index but which BGFA believes will help the Fund track its Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BGFA. BGFA uses a representative sampling indexing strategy to manage the Fund as described below. Representative Sampling. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. BGFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Derivatives, geographic focus, index strategy, industry focus, issuer concentration, manager, market and company, market trading for ETFs, non-correlation, price volatility, sector focus and small-capitalization companies.

iSHARE RUSSELL 2000 VALUE INDEX FUND

Investment Objective: The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value® Index (“Index”).

Investment Adviser: Barclays Global Fund Advisors (“BGFA”)

Main Investments: The Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity markets, and as of May 29, 2009, represents approximately 49% of the total market value of the Russell 2000® Index. The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth.

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and odes not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund general invests at least 90% of its assets in securities of the Index and depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in securities not included in its Index but which BGFA believes will help the Fund track its Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BGFA.

BGFA uses a representative sampling indexing strategy to manage the Fund as described below.

Representative Sampling: “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

Tracking Error: An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index or the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. BGFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Derivatives, geographic focus, index strategy, industry focus, issuer concentration, manager, market and company, market trading for ETFs, non-correlation, price volatility, sector focus, small-capitalization companies and value securities.

ING LIQUID ASSETS PORTFOLIO

Investment Objective: High level of current income consistent with the preservation of capital and liquidity.

Investment Adviser: Directed Services LLC

Sub-Adviser: ING Investment Management Co.

Main Investments: Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.

Main Risks: Credit, foreign investment, interest rate, liquidity, mortgage-related securities, other investment companies, sector, and U.S. government securities and obligations.

Acquired (Underlying) Funds Annual Operating Expenses (as a percentage of average daily net assets)

Each Acquiring Portfolio primarily invests Class I shares of the Underlying Funds.  Because a weighted average is used in calculating expenses attributable to an Acquiring Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by an Acquiring Portfolio will vary based on the Acquiring Portfolio’s allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Acquiring Portfolio’s fiscal year.  The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2008:

Underlying Funds	Net Operating Expenses

ING BlackRock Inflation Protected Bond Portfolio	0.58%

ING Dow Jones Euro STOXX 50 Index Portfolio(1)	0.48%

ING FTSE Index Portfolio(1)	0.46%

ING Hang Seng Index Portfolio(2)	0.83%

ING Japan Equity Index Portfolio(1)	0.56%

ING RussellTM Mid Cap Index Portfolio	0.43%

ING RussellTM Small Cap Index Portfolio	0.45%

ING Stock Index Portfolio	0.26%

ING U.S. Bond Index Portfolio	0.45%

(1)	As the Underlying Fund had not commenced operations as of December 31, 2008, the expense ratios are estimated for the current fiscal year.

The Acquiring Portfolios may also make tactical investments, in the future, to the following Underlying Funds, but there can be no assurance that these allocations will occur.

Underlying Funds	Net Operating Expenses

ING NASDAQ 100 Index Portfolio(1)	0.44%

ING RussellTM Large Cap Growth Index Portfolio(1)	0.51%

ING RussellTM Large Cap Value Index Portfolio (1)	0.51%

ING RussellTM Mid Cap Growth Index Portfolio(1)	0.55%

iShares Barclays 1-3 Year Credit Bond Fund(2)	0.20%

iShares Barclays 1-3 Year Treasury Bond Fund (2)	0.15%

iShares MSCI Australia Index Fund(2)	0.52%

iShares Russell Mid Cap Value Index Fund(2)	0.31%

iShares Russell 2000 Growth Index Fund(2)	0.25%

iShares Russell 2000 Value Index Fund (2)	0.33%

ING Liquid Assets Portfolio	0.28%

(1)	As the Underlying Fund had not commenced operations as of December 31, 2008, the expense ratios are estimated for the current fiscal year.
(2)	The expense ratios are as of March 31, 2009.

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APPENDIX C

ADDITIONAL INFORMATION REGARDING THE ACQUIRING PORTFOLIOS

About Your Investment

The Acquiring Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Acquiring Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Acquiring Portfolios according to the investment options you’ve chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

Each Acquiring Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans.  The Acquiring Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of an Acquiring Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the underlying U.S. Treasury Regulations.  The Acquiring Portfolios currently do not foresee any disadvantages to investors if an Acquiring Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which an Acquiring Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board of Trustees (previously defined as the “Board”) directed Directed Services LLC, the Acquiring Portfolios’ investment adviser, (previously defined as “DSL”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in an Acquiring Portfolio might be required to redeem the investment of one or more of its separate accounts from the Acquiring Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Acquiring Portfolio to sell securities at disadvantageous prices.  The Acquiring Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Acquiring Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value (“NAV”) per share for each Acquiring Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Acquiring Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Acquiring Portfolio is calculated by taking the value of an Acquiring Portfolio’s assets, subtracting that Acquiring Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

Generally, the NAVs of the Acquiring Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds and assets of an Acquiring Portfolio that are invested in other types of investments are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Acquiring Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when an Acquiring Portfolio’s or Underlying Fund’s NAV is not calculated. As a result, the NAV of an Acquiring Portfolio or an Underlying Fund may

change on days when shareholders will not be able to purchase or redeem an Acquiring Portfolio’s or Underlying Fund’s shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the Acquiring Portfolios, it will pay the NAV that is next calculated after the order from the insurance company’s variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s variable contract holder or Qualified Plan participant is received in proper form. When the Acquiring Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by an Acquiring Portfolio or its designated agent. In order to receive a day’s price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close.  The Acquiring Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order.  The Acquiring Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemptions of Shares

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors.  The Acquiring Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Acquiring Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on behalf of ING Investors Trust (previously defined as “IIT”).

Frequent Trading — Market Timing

The Acquiring Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of an Acquiring Portfolio.  Shares of the Acquiring Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis.  The Acquiring Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Acquiring Portfolios.

The Acquiring Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within an Acquiring Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, an Acquiring Portfolio may make a determination that certain trading activity would be harmful to the Acquiring Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Acquiring Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.  The Acquiring Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary.  The Acquiring Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Acquiring Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of an Acquiring Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Acquiring Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Acquiring Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Acquiring Portfolios that are followed by the financial intermediaries that use the Acquiring Portfolios and the monitoring by the Acquiring Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Acquiring Portfolios will occur. Moreover, decisions about allowing trades in the Acquiring Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the DSL’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Acquiring Portfolios’ policies and procedures with respect to the disclosure of each Acquiring Portfolio’s portfolio securities is available in the Acquiring Portfolios’ SAI.  Each Acquiring Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 10 days after the end of the previous calendar month (i.e., release June 30 date on July 11). The portfolio holdings schedule is as of the last day of the calendar month. An Acquiring Portfolio may also post its complete or partial holdings on its website as of a specified date.  Each Acquiring Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Acquiring Portfolio’s website until the next calendar month or until the Acquiring Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Acquiring Portfolios’ website is located at www.ingfunds.com.

How ING Compensates Entities Offering the Acquiring Portfolios as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Acquiring Portfolios’ Plan, DSL or the Acquiring Portfolios’ distributor, ING Funds Distributor, LLC, (previously defined as “IFD” or the “Distributor”) (both DSL and IFD referred hereafter as “ING”), out of its own resources and without additional cost to the Acquiring Portfolios or their shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Acquiring Portfolios by those companies.  DSL and IFD may make these payments for administrative, record keeping or other services that insurance companies provide to the Acquiring Portfolios. These payments may also provide incentive for insurance companies to make the Acquiring Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Acquiring Portfolios.

The distributing broker-dealer for the Acquiring Portfolios is IFD.  IFD has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Acquiring Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts.  As of the date of this Proxy Statement/Prospectus, IFD entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

IFD also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Acquiring Portfolios. Additionally, if an Acquiring Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Acquiring Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Acquiring Portfolios, nor DSL or IFD are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Proxy Statement/Prospectus and each Underlying Fund’s prospectus apply at the time of purchase.

A Word About Portfolio Diversity

The Acquiring Portfolios and each Underlying Fund in this Proxy Statement/Prospectus, unless specifically noted under the Underlying Fund’s principal investment strategy, are diversified, as defined in the 1940 Act.  A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Acquiring Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified regulated investment companies, the Acquiring Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Acquiring Portfolio’s intention to distribute all such income and gains.

Each Acquiring Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from an Acquiring Portfolio to the insurance company’s separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting an Acquiring Portfolio and you. Please refer to the SAI of the Acquiring Portfolios for more information about the tax status of the Acquiring Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN AN ACQUIRING PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT.  FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Acquiring Portfolio ends on December 31.  Each Acquiring Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

Management of the Acquiring Portfolios

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Acquiring Portfolios. DSL has overall responsibility for the management of the Acquiring Portfolios.  DSL oversees all investment advisory and portfolio management services for the Acquiring Portfolios.

DSL is registered with the SEC as an investment adviser and DSL is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of June 30, 2009, DSL managed approximately $35.8 billion  in registered investment company assets. DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL may engage one or more sub-advisers to provide the day-to-day management of the Acquiring Portfolios. A sub-adviser may be an affiliate of DSL, or may be independent.  DSL acts as a “manager-of-managers” for the Acquiring Portfolios.  DSL may delegate to the sub-adviser of the Acquiring Portfolios the responsibility for investment management, subject to DSL’s oversight.  DSL would be responsible for monitoring the investment program and performance of the sub-adviser of the Acquiring Portfolios.

From time to time, DSL could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of IIT.  It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities.  The Acquiring Portfolios and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Acquiring Portfolios’ Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Acquiring Portfolios’ shareholders.  The Acquiring Portfolios would notify shareholders of any change in the identity of the sub-adviser of the Acquiring Portfolios or the addition of a sub-adviser to the Acquiring Portfolios.  In this event, the name of the Acquiring Portfolio and its principal investment strategies may also change.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of an Acquiring Portfolio’s assets and the purchase and sale of portfolio securities for one or more Acquiring Portfolios.  DSL receives a management fee for its investment management services provided to each Acquiring Portfolio. The management fee is computed at a rate of 0.14% of assets invested in affiliated Underlying Funds and 0.24% of assets invested in unaffiliated Underlying Funds and/or other investments.

For information regarding the basis for the Board’s approval of the investment advisory relationship for the Acquiring Portfolios, please refer to the Acquiring Portfolio’s annual shareholder report to be dated December 31, 2009.

Asset Allocation Committee.  An Asset Allocation Committee of DSL reviews the allocation of Portfolio assets. The members of the Asset Allocation Committee are: Williams A. Evans, Heather Hackett and Paul Zemsky. The Asset Allocation Committee considers the quarterly and annual recommendations of ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the Acquiring Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. The members of the Asset Allocation Committee have been on the committee since the Acquiring Portfolios’ inception.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Heather Hackett has been with ING IM since 2005 and is primarily responsible for outcome oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Most recently, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group. He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies. Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

The Acquiring Portfolios’ SAI provides additional information about each Asset Allocation Committee member’s compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member’s ownership of securities in the Acquiring Portfolios.

Information about ING IM

DSL has engaged ING Investment Management Co. (previously defined as “ING IM”) to act as a consultant to assist it in allocating the Acquiring Portfolios’ assets.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and an affilitate of DSL.  Founded in 1972, ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  ING IM offers clients a fully integrated strategic and tactical asset allocation service.  ING IM provides investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically managed risk, a systematic process which utilizes quantitative disciplines in support of the investment judgment of seasoned professionals; and a compelling value proposition with no hidden costs.

Shareholder Service and Distribution Plan

IIT has entered into a Shareholder Service and Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan permits the Acquiring Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Acquiring Portfolios and for shareholder services provided by securities dealers (including IFD, the Acquiring Portfolios’ distributor) and other financial intermediaries and plan administrators.  The annual distribution and service fees under the Plan may equal up to 0.50% of the average daily net assets of each Acquiring Portfolio (a 0.25% shareholder service fee and a 0.25% distribution fee).  IFD has agreed to waive 0.2480% of the distribution fee for the ADV Class shares for ING Retirement Conservative Portfolio, 0.1587% of the distribution fee for the ADV Class shares for ING Retirement Moderate Portfolio, 01106% of the distribution fee for the ADV Class shares for ING Retirement Moderate Growth Portfolio and 0.0751% of the distribution fee for the ADV Class shares for ING Retirement Growth Portfolio.  The expense waiver will continue through at least May 1, 2012, but in any event, IIT will notify shareholders if it intends to pay IFD more than 0.002% of the distribution fee for the ADV Class shares for ING Retirement Conservative Portfolio, 0.0913% of the distribution fee for the ADV Class shares for ING Retirement Moderate Portfolio, 0.1394% of the distribution fee for the ADV Class shares for ING Retirement Moderate Growth Portfolio and 0.1749% of the distribution fee for the ADV Class shares for ING Retirement Growth Portfolio (not to exceed 0.25% under the current Plan) in the future.  Because these fees are paid out of the Acquiring Portfolios’ assets on an on-going basis, over time, these fees will increase the cost of an investor’s shares and may cost investors more than paying other types of sales charges.

Administrative Services

IFS, an affiliate of DSL, provides the Acquiring Portfolios with certain administrative services.  The administrative services performed by IFS include acting as a liaison among the various service providers to the Acquiring Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Acquiring Portfolios offer their shares.  IFS is also responsible for ensuring that the Acquiring Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Acquiring Portfolios.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of the Acquiring Portfolios.  Each Acquiring Portfolio has not commenced operations as of the date of this Proxy Statement/Prospectus, while each Acquired Portfolio has had at least one or four complete calendar years of performance.  On October 24, 2009, ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio will be reorganized into ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio and ING Retirement Moderate Growth Portfolio, respectively, and ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio will he reorganized into ING Retirement Growth Portfolio.  The performance of ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Growth Portfolio (collectively, the “LifeStyle Portfolios”) are considered to be the past performance of ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio, respectively.  Please note that the investment objectives and policies of these Acquiring Portfolios are different from those of the respective LifeStyle Portfolios in certain respects.

The financial highlights are presented for each class of the LifeStyle Portfolios for the past 5 years or, if shorter, for the period of the class’s operations.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the LifeStyle Portfolios (assuming reinvestment of all dividends and distributions).  The financial information has been derived from the Life Style Portfolios’ financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios’ financial statements, are included in the annual shareholder report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Net		Ratios to average net assets				Supplemental data
Year or Period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

ING LifeStyle Conservative Portfolio

ADV Class

12-31-08	9.92	0.29	•	(2.24)	(1.95)	—	0.00	*	—	0.00	*	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68

10-31-07(5) - 12-31-07	10.00	0.06		(0.14)	(0.08)	—	—		—	—		9.92	(0.80)	36.24	0.74	0.74	3.83	1	3

ING LifeStyle Moderate Portfolio

ADV Class

12-31-08	12.53	0.31	•	(3.50)	(3.19)	0.14	0.39		—	0.53		8.81	(26.31)	0.92	0.76	0.76	2.80	1	70

12-31-07	12.33	0.22		0.36	0.58	0.15	0.23		—	0.38		12.53	4.65	0.91	0.74	0.74	1.69	1	47

04-28-06(5) - 12-31-06	11.93	0.17	•	0.53	0.70	0.12	0.18		—	0.30		12.33	5.93	0.91	0.74	0.74	2.07	1	19

ING LifeStyle Moderate Growth Portfolio

ADV Class

12-31-08	12.89	0.22	•	(4.17)	(3.95)	0.13	0.53		—	0.66		8.27	(31.89)	0.92	0.76	0.76	1.99	1	74

12-31-07	12.78	0.14		0.39	0.53	0.12	0.30		—	0.42		12.89	4.10	0.91	0.74	0.74	1.11	1	37

04-28-06(5) - 12-31-06	12.30	0.12		0.67	0.79	0.11	0.20		—	0.31		12.78	6.62	0.91	0.74	0.74	1.49	1	20

ING LifeStyle Growth Portfolio

ADV Class

12-31-08	13.47	0.44	•	(5.20)	(4.76)	0.10	0.66		—	0.76		7.95	(36.89)	0.92	0.76	0.76	5.20	13	83

12-31-07	13.43	0.07		0.39	0.46	0.08	0.34		—	0.42		13.47	3.33	0.91	0.74	0.74	0.55	1	37

04-28-06(5) - 12-31-06	12.92	0.06		0.75	0.81	0.06	0.24		—	0.30		13.43	6.54	0.90	0.74	0.74	0.75	1	21

ING LifeStyle Aggressive Growth Portfolio

ADV Class

12-31-08	13.89	0.13	•	(5.58)	(5.45)	0.10	1.17	—	1.27	7.17	(42.06)	0.92	0.76	0.76	1.17	1	90

12-31-07	14.06	0.01		0.38	0.39	0.04	0.52	—	0.56	13.89	2.59	0.91	0.74	0.74	0.08	1	35

04-28-06(5) - 12-31-06	13.43	(0.01)		0.96	0.95	0.02	0.30	—	0.32	14.06	7.33	0.91	0.74	0.74	(0.15)	1	24

(1)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005.

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Net		Ratios to average net assets				Supplemental data
Year or Period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

ING LifeStyle Conservative Portfolio

Class I

12-31-08	9.93	0.39	•	(2.31)	(1.92)	0.00	*	0.00	*	—	0.00	*	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68

10-31-07(5) - 12-31-07	10.00	0.08		(0.15)	(0.07)	—		—		—	—		9.93	(0.70)	35.49	0.14	0.14	5.01	1	3

ING LifeStyle Moderate Portfolio

Class I

12-31-08	12.60	0.39	•	(3.52)	(3.13)	0.24		0.39		—	0.63		8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70

12-31-07	12.38	0.31	•	0.34	0.65	0.20		0.23		—	0.43		12.60	5.26	0.16	0.14	0.14	2.47	4,926	47

04-28-06(5) - 12-31-06	11.93	0.23	•	0.52	0.75	0.12		0.18		—	0.30		12.38	6.36	0.16	0.14	0.14	2.77	1,460	19

ING LifeStyle Moderate Growth Portfolio

Class I

12-31-08	12.98	0.29	•	(4.20)	(3.91)	0.24		0.53		—	0.77		8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74

12-31-07	12.83	0.24	•	0.39	0.63	0.18		0.30		—	0.48		12.98	4.86	0.16	0.14	0.14	1.86	17,903	37

04-28-06(5) - 12-31-06	12.30	0.21	•	0.63	0.84	0.11		0.20		—	0.31		12.83	7.03	0.16	0.14	0.14	2.68	6,164	20

ING LifeStyle Growth Portfolio

Class I

12-31-08	13.57	0.22	•	(4.94)	(4.72)	0.22		0.66		—	0.88		7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83

12-31-07	13.48	0.16	•	0.42	0.58	0.15		0.34		—	0.49		13.57	4.15	0.16	0.14	0.14	1.16	38,624	37

04-28-06(5) - 12-31-06	12.92	0.11	•	0.75	0.86	0.06		0.24		—	0.30		13.48	6.94	0.16	0.14	0.14	1.31	16,877	21

ING LifeStyle Aggressive Growth Portfolio

Class I

12-31-08	14.01	0.15	•	(5.56)	(5.41)	0.23	1.17	—	1.40	7.20	(41.68)	0.17	0.16	0.16	1.44	10,499	90

12-31-07	14.11	0.08	•	0.44	0.52	0.10	0.52	—	0.62	14.01	3.52	0.16	0.14	0.14	0.53	15,344	35

04-28-06(5) - 12-31-06	13.43	0.03	•	0.97	1.00	0.02	0.30	—	0.32	14.11	7.71	0.16	0.14	0.14	0.35	6,928	24

(1)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005.

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data
Year or Period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

ING LifeStyle Conservative Portfolio

Class S

12-31-08	9.92	0.54	•	(2.47)	(1.93)	0.00	*	0.00	*	—	0.00	*	7.99	(19.45)	0.73	0.41	0.41	7.00	132,686	68

10-31-07(5) - 12-31-07	10.00	0.07		(0.15)	(0.08)	—		—		—	—		9.92	(0.80)	35.74	0.39	0.39	4.47	1	3

ING LifeStyle Moderate Portfolio

Class S

12-31-08	12.56	0.34	•	(3.50)	(3.16)	0.21		0.39		—	0.60		8.80	(26.05)	0.42	0.41	0.41	3.08	1,457,084	70

12-31-07	12.36	0.26	•	0.36	0.62	0.19		0.23		—	0.42		12.56	4.99	0.41	0.39	0.39	2.06	1,336,134	47

12-31-06	11.37	0.22	•	1.07	1.29	0.12		0.18		—	0.30		12.36	11.42	0.35	0.32	0.32	1.99	931,819	19

12-31-05	10.93	0.24	•	0.34	0.58	0.09		0.05		—	0.14		11.37	5.36	0.16	0.14	0.14	2.15	527,133	44

05-03-04(5) - 12-31-04	10.04	0.17		0.72	0.89	—		—		—	—		10.93	8.86	0.19	0.14	0.14	5.82	210,753	34

ING LifeStyle Moderate Growth Portfolio

Class S

12-31-08	12.94	0.25	•	(4.17)	(3.92)	0.22		0.53		—	0.75		8.27	(31.64)	0.42	0.41	0.41	2.33	2,516,969	74

12-31-07	12.80	0.20	•	0.40	0.60	0.16		0.30		—	0.46		12.94	4.66	0.41	0.39	0.39	1.50	3,036,787	37

12-31-06	11.58	0.17	•	1.36	1.53	0.11		0.20		—	0.31		12.80	13.43	0.35	0.32	0.32	1.47	2,189,016	20

12-31-05	11.07	0.20	•	0.43	0.63	0.07		0.05		—	0.12		11.58	5.80	0.16	0.14	0.14	1.76	1,257,476	41

05-03-04(5) - 12-31-04	10.02	0.14		0.91	1.05	—		—		—	—		11.07	10.48	0.19	0.14	0.14	4.63	452,111	35

ING LifeStyle Growth Portfolio

Class S

12-31-08	13.52	0.20	•	(4.93)	(4.73)	0.19	0.66	—	0.85	7.94	(36.68)	0.42	0.41	0.41	1.80	3,001,202	83

12-31-07	13.45	0.12	•	0.42	0.54	0.13	0.34	—	0.47	13.52	3.89	0.41	0.39	0.39	0.88	3,952,227	37

12-31-06	11.94	0.10	•	1.71	1.81	0.06	0.24	—	0.30	13.45	15.45	0.35	0.32	0.32	0.88	2,770,370	21

12-31-05	11.25	0.12	•	0.64	0.76	0.04	0.03	—	0.07	11.94	6.81	0.16	0.14	0.14	1.09	1,387,102	43

05-03-04(5) - 12-31-04	10.07	0.08		1.10	1.18	—	—	—	—	11.25	11.72	0.19	0.14	0.14	2.67	472,708	30

ING LifeStyle Aggressive Growth Portfolio

Class S

12-31-08	13.96	0.12	•	(5.54)	(5.42)	0.19	1.17	—	1.36	7.18	(41.79)	0.42	0.41	0.41	1.13	778,130	90

12-31-07	14.08	0.03		0.46	0.49	0.09	0.52	—	0.61	13.96	3.25	0.41	0.39	0.39	0.29	1,360,885	35

12-31-06	12.22	0.02	•	2.16	2.18	0.02	0.30	—	0.32	14.08	18.13	0.35	0.32	0.32	0.18	1,157,676	24

12-31-05	11.37	0.04	•	0.84	0.88	0.01	0.02	—	0.03	12.22	7.77	0.16	0.14	0.14	0.31	678,699	48

05-03-04(5) - 12-31-04	10.06	0.02		1.29	1.31	—	—	—	—	11.37	13.02	0.19	0.14	0.14	0.62	213,366	23

(1)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005.

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Net		Ratios to average net assets				Supplemental data
Year or Period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

ING LifeStyle Conservative Portfolio

Service 2 Class

12-31-08	9.92	0.31	•	(2.27)	(1.96)	—	0.00	*	—	0.00	*	7.96	(19.76)	0.98	0.56	0.56	3.33	1	68

10-31-07(5) - 12-31-07	10.00	0.08		(0.16)	(0.08)	—	—		—	—		9.92	(0.80)	35.99	0.54	0.54	4.91	1	3

ING LifeStyle Moderate Portfolio

Service 2 Class

12-31-08	12.52	0.31	•	(3.46)	(3.15)	0.21	0.39		—	0.60		8.77	(26.12)	0.67	0.56	0.56	2.83	11,318	70

12-31-07	12.35	0.25	•	0.34	0.59	0.19	0.23		—	0.42		12.52	4.76	0.66	0.54	0.54	1.96	13,614	47

05-09-06(5) - 12-31-06	12.05	0.19	•	0.41	0.60	0.12	0.18		—	0.30		12.35	5.05	0.66	0.54	0.54	2.30	7,717	19

ING LifeStyle Moderate Growth Portfolio

Service 2 Class

12-31-08	12.91	0.23	•	(4.16)	(3.93)	0.21	0.53		—	0.74		8.24	(31.76)	0.67	0.56	0.56	2.07	11,148	74

12-31-07	12.80	0.20	•	0.38	0.58	0.17	0.30		—	0.47		12.91	4.49	0.66	0.54	0.54	1.50	16,312	37

05-02-06(5) - 12-31-06	12.34	0.17	•	0.60	0.77	0.11	0.20		—	0.31		12.80	6.44	0.66	0.54	0.54	2.09	5,182	20

ING LifeStyle Growth Portfolio

Service 2 Class

12-31-08	13.48	0.18	•	(4.91)	(4.73)	0.17	0.66		—	0.83		7.92	(36.75)	0.67	0.56	0.56	1.65	9,574	83

12-31-07	13.44	0.10	•	0.41	0.51	0.13	0.34		—	0.47		13.48	3.70	0.66	0.54	0.54	0.76	12,288	37

05-03-06(5) - 12-31-06	12.93	0.09	•	0.72	0.81	0.06	0.24		—	0.30		13.44	6.54	0.66	0.54	0.54	1.08	8,290	21

ING LifeStyle Aggressive Growth Portfolio

Service 2 Class

12-31-08	13.93	0.10	•	(5.52)	(5.42)	0.18	1.17	—	1.35	7.16	(41.86)	0.67	0.56	0.56	0.91	2,763	90

12-31-07	14.07	0.00	•,*	0.47	0.47	0.09	0.52	—	0.61	13.93	3.11	0.66	0.54	0.54	0.01	4,327	35

05-04-06(5) - 12-31-06	13.52	0.00	•,*	0.87	0.87	0.02	0.30	—	0.32	14.07	6.70	0.66	0.54	0.54	0.02	2,530	24

(1)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005.

Appendix D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The Acquiring Portfolio has not been launched as of July 17, 2009.  The following tables provide information about the persons or entities who, to the knowledge of each Acquired Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of July 17, 2009:

ING LifeStyle Conservative Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Enhanced K-Choice Trustee:	75.0% Class ADV;	0.0%	0.0%
Reliance Trust Company	Beneficial
400 Atrium Drive
Somerset, NJ 08873-4162

ING Life Insurance & Annuity Co	25.0% Class ADV;	0.0%	0.0%
Attn Valuation Unit — TN41	Beneficial
One Orange Way B3N
Windsor, CT 06095

ING USA Annuity and Life Insurance Company	96.2% Class S;	96.1%	96.1%
1475 Dunwoody Dr	99.9% Class S2;
West Chester, PA 19380-1478	Beneficial

ING Life Insurance & Annuity Co	99.0% Class I;	0.0%	0.0%
151 Farmington Ave	Beneficial
Hartford, CT 06156-0001

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the combined Portfolio on the date of consummation of the respective Reorganization n is the same as on July 17, 2009.

ING LifeStyle Moderate Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company	96.0% Class S;	95.3%	95.3%
1475 Dunwoody Dr	100.0% Class S2;
West Chester, PA 19380-1478	Beneficial

Security Life Insurance	49.8% Class I;	0.4%	0.4%
Denver A VUL	Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

Reliastar Life Insurance	48.0% Class I;	0.4%	0.4%
FBO SVUL I	Beneficial
Attn Jill Barth Conveyor TN41
1 Orange Way
Windsor, CT 06095

ING Enhanced K-Choice Trustee:	98.8% Class ADV;	0.0%	0.0%
Reliance Trust Company	Beneficial
400 Atrium Drive
Somerset, NJ 08873-4162

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the combined Portfolio on the date of consummation of the respective Reorganization is the same as on July 17, 2009.

ING LifeStyle Moderate Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company	96.7% Class S;	96.1%	96.1%
1475 Dunwoody Dr	100.0% Class S2;
West Chester, PA 19380-1478	Beneficial

Security Life Insurance	64.4% Class I;	0.4%	0.4%
Denver A VUL	Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

Reliastar Life Insurance	34.3% Class I;	0.2%	0.2%
FBO SVUL I	Beneficial
Attn Jill Barth Conveyor TN41
1 Orange Way
Windsor, CT 06095

ING Life Insurance & Annuity Co	99.4% Class ADV;	0.0%	0.0%
151 Farmington Ave	Beneficial
Hartford, CT 06156-0001

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the combined Portfolio on the date of consummation of the respective Reorganization is the same as on July 17, 2009.

ING LifeStyle Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company	97.4% Class S;	96.6%	96.1%
1475 Dunwoody Dr	100.0% Class S2;
West Chester, PA 19380-1478	Beneficial

Security Life Insurance	66.5% Class I;	0.5%	0.6%
Denver A VUL	Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

Reliastar Life Insurance	32.6% Class I;	0.3%	0.4%
FBO SVUL I	Beneficial
Attn Jill Barth Conveyor TN41
1 Orange Way
Windsor, CT 06095

ING Enhanced K-Choice Trustee:	100.0% Class ADV;	0.0%	0.0%
Reliance Trust Company	Beneficial
400 Atrium Drive
Somerset, NJ 08873-4162

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the combined Portfolio on the date of consummation of the respective Reorganization is the same as on July 17, 2009.

ING LifeStyle Aggressive Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company	96.0% Class S;	94.5%	96.1%
1475 Dunwoody Dr	100.0% Class S2;
West Chester, PA 19380-1478	Beneficial

Security Life Insurance	53.6% Class I;	0.8%	0.6%
Denver A VUL	Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

Reliastar Life Insurance	44.1% Class I;	0.7%	0.4%
FBO SVUL I	Beneficial
Attn Jill Barth Conveyor TN41
1 Orange Way
Windsor, CT 06095

ING Enhanced K-Choice Trustee:	99.2% Class ADV;	0.0%	0.0%
Reliance Trust Company	Beneficial
400 Atrium Drive
Somerset, NJ 08873-4162

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the combined Portfolio on the date of consummation of the respective Reorganization is the same as on July 17, 2009.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 24, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING LifeStyle Conservative Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Conservative Portfolio and ING Retirement Conservative Portfolio, providing for the reorganization of ING LifeStyle Conservative Portfolio with and into ING Retirement Conservative Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 24, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LIFESTYLE CONSERVATIVE PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 24, 2009 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Conservative Portfolio and ING Retirement Conservative Portfolio, providing for the reorganization of ING LifeStyle Conservative Portfolio with and into ING Retirement Conservative Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 24, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING LifeStyle Moderate Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Moderate Portfolio and ING Retirement Moderate Portfolio, providing for the reorganization of ING LifeStyle Moderate Portfolio with and into ING Retirement Moderate Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 24, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LIFESTYLE MODERATE PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 24, 2009 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Moderate Portfolio and ING Retirement Moderate Portfolio, providing for the reorganization of ING LifeStyle Moderate Portfolio with and into ING Retirement Moderate Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 24, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING LifeStyle Moderate Growth Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Moderate Growth Portfolio and ING Retirement Moderate Growth Portfolio, providing for the reorganization of ING LifeStyle Moderate Growth Portfolio with and into ING Retirement Moderate Growth Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 24, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 24, 2009 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Moderate Growth Portfolio and ING Retirement Moderate Growth Portfolio, providing for the reorganization of ING LifeStyle Moderate Growth Portfolio with and into ING Retirement Moderate Growth Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 24, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING LifeStyle Growth Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Growth Portfolio and ING Retirement Growth Portfolio, providing for the reorganization of ING LifeStyle Growth Portfolio with and into ING Retirement Growth Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 24, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LIFESTYLE GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 24, 2009 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Growth Portfolio and ING Retirement Growth Portfolio, providing for the reorganization of ING LifeStyle Growth Portfolio with and into ING Retirement Growth Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON SEPTEMBER 24, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of ING LifeStyle Aggressive Growth Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Aggressive Growth Portfolio and ING Retirement Growth Portfolio, providing for the reorganization of ING LifeStyle Aggressive Growth Portfolio with and into ING Retirement Growth Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 24, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 24, 2009 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization by and between ING LifeStyle Aggressive Growth Portfolio and ING Retirement Growth Portfolio, providing for the reorganization of ING LifeStyle Aggressive Growth Portfolio with and into ING Retirement Growth Portfolio.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Statement of Additional Information

August 24, 2009

This Statement of Additional Information (“SAI”) of ING Investors Trust is available to the shareholders of the acquired portfolios listed in the table below (each, an “Acquired Portfolio” and collectively, the “Acquired Portfolios”) in connection with proposed transactions (the “Reorganizations”) whereby all of the assets and known liabilities of each Acquired Portfolio will be transferred to the adjacent portfolio listed in the table below (each, an “Acquiring Portfolio,” and collectively, the “Acquiring Portfolios”).  The Acquired Portfolios and the Acquiring Portfolios are series of ING Investors Trust.

Acquired Portfolios	Acquiring Portfolios

ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio

ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio

ING LifeStyle Growth Portfolio ING LifeStyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio

This SAI consists of (i) this cover page and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for the Acquired Portfolios, dated May 1, 2009 and the SAI for the Acquiring Portfolios, dated August 12, 2009 (File No: 033-23512); and

2.

The Financial Statements of the Acquired Portfolios included in the Annual Report dated December 31, 2008, as filed on March 6, 2009, and the Semi-Annual Report dated June 30, 2008, as filed on September 5, 2008 (File No: 811-05629).

The Acquiring Portfolios are expected to commence operations in October 2009 and have not yet filed any shareholder reports.  Since the Acquiring Portfolios have not commenced operations as of the date of this SAI, this SAI does not include any pro forma financial statements in connection with the Reorganizations.

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated August 24, 2009 relating to the Reorganizations may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PART C:

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article V, Section 5.4 of the Agreement and Declaration of Trust of ING Investors Trust (the “Registrant” or the “Trust”), provides for the indemnification of trustees and officers as follows:

The Trust shall indemnify (from the assets of the Series or Series in question or, if appropriate and permitted, from the assets of a Class or Classes) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants, and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING Disciplined Small Cap Value, ING Global Real Estate and ING Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)	(A)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(17)

	(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(17)

(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust(22)

(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust(23)

(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust(23)

(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust(23)

(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust(25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(T)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios(27)

(U)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio(27)

(V)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio(27)

(W)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio(29)

(X)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio(33)

(Y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio(33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio(33)

(AA)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio(33)

(BB)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio(33)

(CC)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio(33)

(DD)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio(34)

(EE)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio(35)

(FF)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio(35)

(GG)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest(35)

(HH)

Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio(36)

(II)

Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio(36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio(36)

(KK)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio(38)

(LL)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio(38)

(MM)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio(38)

(NN)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio(38)

(OO)

Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio(40)

(PP)	Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007(42)

(QQ)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007(42)

(RR)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007(42)

(SS)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007(42)

(TT)	Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007(42)

(UU)	Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008(42)

(VV)	Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008(42)

(WW)	Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008(42)

(XX)	Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008(42)

(YY)	Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008(42)

(ZZ)	Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008(42)

(AAA)	Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008(43)

(BBB)	Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008(43)

(CCC)

Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio), dated September 11, 2008. (44)

(DDD)	Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009(45).

(EEE)	Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009(45).

(FFF)	Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009(45).

(GGG)

Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009(45).

(HHH)	Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009(46)

(III)

Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio(46)

(JJJ)

Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio(46)

(2)	By-laws(1)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)	Instruments Defining Rights of Security Holders(1)

(6)	(A)	(1)	Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC(35)

	(i)	Amended Schedule A and Amended Schedule B, dated October 2008, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC(45).

	(ii)	Letter agreement, dated May 1, 2009, to reduce the annual investment management fee for ING BlackRock Large Cap Value Portfolio, for the period from May 1, 2009 through and including May 1, 2010(45).

	(iii)	Letter Agreement, dated May 1, 2009, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from May 1, 2009 through May 1, 2010(45).

	(iv)	Letter Agreement, dated April 1, 2009, to reduce the investment management fees for ING PIMCO Core Bond Portfolio, for the period from April 1, 2009 through April 1, 2010(45).

	(v)	Letter Agreement, dated September 6, 2008, to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio, for the period from September 6, 2008 through September 6, 2009(43)

(vi)

Letter Agreement, dated May 1, 2009 to reduce the annual investment management fee for ING Clarion Global Real Estate Portfolio (formerly, ING Global Real Estate Portfolio) for the period from May 1, 2009 through May 1, 2010(45).

(2)	Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds)(20)

	(i)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004(25)

	(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006(35)

	(iii)	Amended Schedule A, effective April 28, 2008, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC(42)

(3)	Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC(24)

	(i)	First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004(25)

	(ii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006(35)

(iii)

Amended Schedule A, effective November 17, 2008 with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC regarding ING Oppenheim Active Asset Allocation Portfolio(45)

(iv)

Letter Agreement, dated May 1, 2009 to reduce the annual investment management fee for ING Clarion Global Real Estate Portfolio (formerly, ING Global Real Estate Portfolio) for the period from May 1, 2009 through May 1, 2010(45).

(4)	Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services LLC(35)

(i)

Amended Schedule A, effective August 12, 2009, with respect to the Amended and Restated Investment Management Agreement, effective April 29, 2005 and amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC(46)

(5)	Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services LLC(36)

(B)	Portfolio Management Agreements

	(1)	Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc.(2)

		(i)	Schedule A to Portfolio Management Agreement(25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios(34)

(iii)

Form of Amended Schedule A and Amended Schedule B, effective August 20, 2008, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and T. Rowe Price and Associates, Inc. regarding ING T. Rowe Price Personal Strategy Growth Portfolio(43)

		(iv)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc.(11)

		(v)	Form of Letter Agreement, effective August 20, 2008, to the sub-advisory agreement dated October 24, 1997 between T. Rowe Price Associates, Inc., Directed Services LLC and ING Investors Trust(43)

		(vi)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc.(22)

		(vii)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006(35)

		(viii)	Fourth Amendment to Sub-Advisory Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, LLC and T. Rowe Price Associates, Inc., effective July 7, 2008(43)

	(2)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC(35)

		(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006(37)

(3)

Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company(33)

		(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio(35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006(37)

		(iii)	Amended Schedule A, Compensation for Services to Series, dated October 2007(43)

	(4)	Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P.(1)

		(i)	Schedule A and Schedule B Compensation for Services to Series(25)

		(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P.(22)

		(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006(35)

(5)	Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC(42)

(6)

Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(33)

(i)

Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio(33)

(ii)

Amended Schedule A, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(43)

(iii)

Amended Schedule B Compensation for Services to Series, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(43)

(iv)

First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006(37)

(v)

Sub-Sub-Advisory Agreement dated August 7, 2006, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio, ING FMR Diversified Mid Cap Portfolio, ING FMR Mid Cap Growth Portfolio and ING FMR Equity Income Portfolio(45).

	(vi)	Termination Letter dated January 10, 2008 in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008(45).

	(vii)	Termination Letter dated January 10, 2008 in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008(45).

(7)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC(18)

	(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004(26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006(35)

(iii)

Second Amendment and Amended Schedule B to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company LLC effective April 1, 2008(43)

(8)	Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc.(18)

(i)

Amended Schedule A and Amended Schedule B to the Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services LLC and Morgan Stanley Investment Management, Inc., effective August 20, 2008(43)

	(ii)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited(22)

	(iii)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc.(33)

(iv)

Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006(39)

(v)

Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007(39)

(vi)	Termination letter dated February 27, 2009 in regards to the ING Van Kampen Real Estate Portfolio effective May 1, 2009(45)

(vii)	Termination Letter dated May 3, 2009 in regards to the ING Van Kampen Capital Growth Portfolio effective July 3, 2009(46)

(9)

Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005(34)

	(i)	Schedule A Compensation for Services to Series dated September 2007(43)

(ii)

First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006(36)

	(iii)	Termination Letter dated May 3, 2009 in regards to the ING JPMorgan Value Opportunities Portfolio effective July 3, 2009(46)

(10)	Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(18)

	(i)	Schedule A(25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(23)

	(iii)	Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(23)

	(iv)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004(35)

	(v)	Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio(23)

	(vi)	Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006(36).

(vii)

Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007(37)

	(viii)	Sixth Amendment to Portfolio Management Agreement dated April 3, 2002, between ING Investors Trust, Directed Services LLC and Janus Capital Management LLC, effective May 1, 2009(46)

(11)	Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC(42)

	(i)	Schedule A, Compensation for Services to Series, dated December 14, 2007(42)

(12)	Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC(19)

	(i)	First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006(36)

	(ii)	Amended Schedule A with Respect to the Sub-Advisory Agreement between Directed Serviced LLC and Julius Baer Investment Management, Inc., dated July 31, 2007(42)

(13)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc.(22)

	(i)	Amended Schedule A to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 20, 2006(39)

	(ii)	First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003(22)

(iii)

Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006(35)

(iv)

Third Amendment to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective September 15, 2007(42)

(14)	Portfolio Management Agreement, dated November 12, 2008, between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC(44)

(i)

Amended Schedule B, Compensation for Services to Series to the Portfolio Management Agreement dated November 12, 2008 between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC effective February 1, 2009(45).

(15)	Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V.(28)

(i) First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006(35)

(ii) Form Of Termination Letter, dated May 22, 2009 in regards to ING Index Plus International Equity Portfolio effective on or about July 24, 2009(45).

(16)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc.(26)

(i)

Amended Schedule A Compensation for Services to Series, effective February 1, 2009, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc.(45).

(ii)

First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006(36)

(17)	Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc.(25)

(i) First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006(36)

(18)	Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc.(29)

(i) Amended Schedule A Compensation for Services to Series dated September 2007(43)

(ii) First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006(35)

(19)	Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio(30)

(i)

Amended Schedule A to the Sub-Advisory Agreement dated May 1, 2009 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio effective May 1, 2009(45).

(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006(35)

(20)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio(34)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006(39)

(21)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio(33)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006(35)

(ii)

Second Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of September 15, 2007(42)

	(iii)	Plan of Liquidation and Dissolution Letter, effective April 28, 2008(43)

	(iv)	Third Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co., effective August 1, 2008(44)

	(v)	Schedule A dated October 2008 with respect to the Sub-Advisory Agreement, dated April 28, 2006 between ING Investments LLC and ING Investment Management Co.(45).

(22)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC(39)

	(i)	Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC(39)

	(ii)	Amendment to Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC, effective June 16, 2008(43)

(23)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services LLC and BlackRock Financial Management, Inc.(37)

	(i)	Amendment to Sub-Advisory Agreement, dated April 30, 2007 between ING Investors Trust, Directed Services, LLC and Black Rock Financial Management, Inc., effective June 16, 2008(43)

(24)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited(35)

(i)

Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006(35)

	(ii)	First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006(35)

(iii) Second Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated January 5, 2009(44)

		(25)	Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Goldman Sachs Asset Management L.P.(43)

		(26)	Sub-Advisory Agreement, dates April 28, 2008 between ING Investors Trust, Directed Services LLC and American Century Global Investment Management, Inc.(44)

		(27)	Portfolio Management Agreement, dated September 17, 2008 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc regarding ING Oppenheimer Active Asset Allocation Portfolio(44)

(i) Waiver Letter dated September 15, 2008 between Directed Services LLC and OppenheimerFunds, Inc. regarding the waiver for ING Oppenheimer Active Asset Allocation Portfolio(45).

(28)

Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Schroder Investment Management North America, Inc. in regards to ING Multi-Manager International Small Cap Portfolio(44)

		(29)	Interim Sub-Advisory Agreement, dated May 1, 2009 between Directed Services LLC and ING Clarion Real Estate Securities L.P. regarding ING Clarion Real Estate Portfolio(45).

		(30)	Sub-Advisory Agreement dated July 9, 2009 between Directed Services LLC and ING Clarion Real Estate Securities L.P. regarding the ING Clarion Real Estate Portfolio(46).

(31)

Interim Sub-Advisory Agreement dated April 30, 2009 between Directed Services LLC and ING Investment Management Co. in regards to the ING Growth and Income Portfolio II (formerly Legg Mason Value Portfolio)(45).

(7)	(A)	(1)	Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC(35)

(i) Amended Schedule A, effective August 12, 2009, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC(46).

(8)	Not Applicable.

(9)	(A)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York(19)

(i) Amended Exhibit A, effective August 12, 2009, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon(46).

		(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York(20)

(i) Amended Exhibit A, effective August 12, 2009, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon(46).

		(3)	Fund Accounting Agreement, dated January 6, 2003, with Bank of New York(22)

(i) Amended Exhibit A, effective August 12, 2009, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon(46).

(10)	(A)	(1)	Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007(36)

(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated May 1, 2009, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares from May 1, 2009 through May 1, 2010(45)

	(B)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007(36)

(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated May 1, 2009 regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares(45).

	(C)	(1)

ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth — Income Portfolio(41)

(i) Amended Schedule A, dated June 2008, to the Amended and Restated Distribution Plan with ING Investors Trust(43)

	(D)	(1)	Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares(42)

(i)

Amended Schedule A, Schedule of Series, amended on September 15, 2008, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC(43)

	(5)	(A)	Shareholder Service and Distribution Plan for ADV Class regarding ING Retirement Portfolios effective August 12, 2009(46)

(i) Waiver Letter dated August 12, 2009 to reduce the distribution fee for Adviser Class shares regarding ING Retirement Portfolios until May 1, 2012(46)

	(6)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005(26)

(i) Amended Schedule A, amended on June 25, 2009, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust(46)

(11)

Opinion and Consent of Counsel — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on July 1, 2009, File No. 333-160378, and incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)	(A)	(1)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC(35)

(i) Amended Schedule A, effective October 2008, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC(45).

		(2)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company(27)

		(3)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company(13)

		(4)	Amended and Restated Administration Agreement, made on August 21, 2003 as amended and restated on April 29, 2005 and November 30, 2008, between ING Investors Trust and ING Funds Services, LLC(46)

(i) Amended Schedule A, effective August 12, 2009, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC(46)

(ii) Waiver Letter dated August 12, 2009 between ING Funds Services, LLC and ING Investors Trust with regard to the ING Retirement Portfolios for the period of August 12, 2009 through May 1, 2012(46)

		(5)	Amended and Restated Administration Agreement made on May 3, 2004 as amended and restated on November 30, 2008, between ING Investors Trust and ING Funds Services, LLC(46)

(B)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc.(25)

(i)

Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio(34)

(2)

Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios(25)

	(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust(25)

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003(22)

		(i)	Form of Amended Exhibit A regarding ING Retirement Portfolios, effective August 20, 2009, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003(46)

		(ii)	Global Securities Lending Supplement(25)

(C)	(1)	Organizational Agreement for Golden American Life Insurance Company(1)

		(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance)(1)

		(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series(2)

		(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series(1)

		(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series(14)

		(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series(15)

(vi)

Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series(8)

		(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series(9)

		(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series(9)

		(ix)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series(4)

		(x)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series(5)

		(xi)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series(6)

(xii)

Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE(7)

	(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company(2)

(i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company)(1)

(D)	(1)	Settlement Agreement for Golden American Life Insurance Company(1)

	(2)	Assignment Agreement for Settlement Agreement(2)

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company(1)

	(4)	Assignment Agreement for Settlement Agreement(1)

(E)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

	(2)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A(25)

(i) Form of Schedule A with respect to Indemnification Agreement(25)

(F)	(1)

Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.(36)

(2)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company(36)

(G)	(1)	Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc.(20)

(i) Amended and Restated Exhibit A, effective September 15, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc.(43)

	(2)	Transfer Agency Services Agreement dated February 25, 2009 between PNC Global Investment Servicing (U.S.) Inc. and ING Investors Trust(45).

(i)

Form of Amended Exhibit A, effective August 12, 2009 regarding ING Retirement Portfolios with respect to the Agency Agreement, dated February 25, 2009 between PNC Global Investment Servicing (U.S.) Inc. and ING Investors Trust(46)

(H)	(1)	Allocation Agreement dated May 24, 2002 — Fidelity Bond(23)

(i) Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond(42)

	(2)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability(23)

(i) Amended Schedule , dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability(42)

	(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007(36)

(i) Amended Schedule A, dated May 2009 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement(46)

	(4)	FT Interactive Data Services Agreement effective as of March 1, 2000(39)

(i) Amended Schedule A, dated May 2009 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement(46)

	(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007(36)

			(i)	Amended Schedule A and Schedule B, dated May 2009 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement(45)

	(I)	(1)	Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust(25)

(i)

Side Letter Agreement effective June 2, 2008 between ING Investments LLC and ING Investors Trust in regards to lowering the expense ration for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio, and ING LifeStyle Moderate Portfolio(43)

			(ii)	Amended Schedule A, effective November 17, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust(45)

			(iii)	First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 25, 2004(46)

		(2)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust(36)

(i)

Amended Schedule A, effective May 1, 2009 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust(46)

(ii)

Waiver Letter dated May 1, 2009 between Directed Services LLC and ING Investors Trust with regard to ING Marsico International Opportunities Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio (45)

			(iii)	First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 1, 2005(46)

		(3)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust(36)

			(i)	Amended Schedule A, effective May 1, 2009 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits(45)

		(4)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust(36).

			(i)	First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated September 23, 2005(46)

		(5)	Expense Limitation Agreement, effective September 15, 2008 between Directed Services LLC and ING Investors Trust regarding ING American Funds World Allocation Portfolio(46)

			(i)	Schedule A, effective September 15, 2008 to the Expense Limitation Agreement dated September 15, 2008(46)

			(ii)	First Amendment, effective January 30, 2009 to the Expense Limitation Agreement, dated September 15, 2008(46)

		(6)	Expense Limitation Agreement, effective August 12, 2009 between Directed Services LLC and ING Investors Trust regarding ING Retirement Portfolios(46)

(14)

Consent of independent registered public accounting firm — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on July 1, 2009, File No. 333-160378, and incorporated herein by reference.

(15)	Not applicable.

(16)	Powers of attorney — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on July 1, 2009, File No. 333-160378, and incorporated herein by reference.

(17)	Not applicable.

(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

(6)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

(12)

Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

(17)

Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)

Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)

Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)

Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.

(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.

(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.

(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.

(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.

(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.

(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.

(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007

(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007

(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007

(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

(42)	Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008

(43)	Incorporated by reference to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008

(44)	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009

(45)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 30, 2009

ITEM 17. UNDERTAKINGS

(1)       The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 18th of August, 2009.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		President, Chief Executive	August 18, 2009
Shaun P. Mathews*		Officer and Interested Trustee

		Senior Vice President and	August 18, 2009
Todd Modic*		Chief/Principal Financial Officer

		Trustee	August 18, 2009
Colleen D. Baldwin*

		Trustee	August 18, 2009
John V. Boyer*

		Trustee	August 18, 2009
Patricia W. Chadwick*

		Interested Trustee	August 18, 2009
Robert W. Crispin*

		Trustee	August 18, 2009
Peter S. Drotch*

		Trustee	August 18, 2009
J. Michael Earley*

		Trustee	August 18, 2009
Patrick W. Kenny*

		Trustee	August 18, 2009
Sheryl K. Pressler*

		Trustee and Chairman	August 18, 2009
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Trustee — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on July 1, 2009, File No. 333-160378, and incorporated herein by reference.